July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Long Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41(a)	$539	$ 400,490
5.40%, 10/01/48	300	275,550
		676,040
Aerospace & Defense — 2.7%
Boeing Co.
6.63%, 02/15/38	200	216,656
3.55%, 03/01/38	650	525,022
3.50%, 03/01/39	350	274,176
6.88%, 03/15/39(a)	450	492,715
5.88%, 02/15/40	500	502,610
5.71%, 05/01/40	2,259	2,242,632
3.38%, 06/15/46	463	315,664
3.65%, 03/01/47	250	173,697
3.63%, 03/01/48	620	428,710
3.85%, 11/01/48	324	230,557
3.90%, 05/01/49	770	559,474
3.75%, 02/01/50	1,097	776,425
5.81%, 05/01/50	5,513	5,310,222
6.86%, 05/01/54	2,150	2,365,607
3.83%, 03/01/59(a)	300	204,309
3.95%, 08/01/59	1,225	841,639
5.93%, 05/01/60	2,748	2,631,266
7.01%, 05/01/64	1,510	1,668,646
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900	862,010
General Dynamics Corp.
4.95%, 08/15/35	500	500,716
4.25%, 04/01/40	829	741,642
2.85%, 06/01/41	297	216,563
3.60%, 11/15/42	550	437,174
4.25%, 04/01/50	663	552,869
General Electric Co.
4.90%, 01/29/36	760	757,711
5.88%, 01/14/38	900	959,050
6.88%, 01/10/39	450	524,960
4.50%, 03/11/44	600	531,032
4.35%, 05/01/50	450	377,421
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	600	636,650
L3Harris Technologies, Inc.
6.15%, 12/15/40	270	283,531
5.05%, 04/27/45	458	425,204
5.60%, 07/31/53(a)	515	502,373
5.50%, 08/15/54	680	654,270
Lockheed Martin Corp.
4.50%, 05/15/36	351	335,728
5.72%, 06/01/40(a)	300	310,408
4.07%, 12/15/42	1,261	1,051,116
3.80%, 03/01/45	1,268	995,213
4.70%, 05/15/46(a)	1,370	1,213,603
2.80%, 06/15/50(a)	675	419,619
4.09%, 09/15/52	1,563	1,220,105
4.15%, 06/15/53	560	439,812
5.70%, 11/15/54	1,125	1,123,963
5.20%, 02/15/55(a)	1,260	1,174,422
4.30%, 06/15/62	660	512,602
5.90%, 11/15/63	875	894,012
5.20%, 02/15/64	480	436,310
Series B, 6.15%, 09/01/36	475	520,604
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
5.15%, 05/01/40(a)	$500	$ 485,846
5.05%, 11/15/40(a)	300	285,886
4.75%, 06/01/43	824	741,744
3.85%, 04/15/45	625	492,360
4.03%, 10/15/47	2,475	1,963,313
5.25%, 05/01/50(a)	979	919,223
4.95%, 03/15/53	1,270	1,134,008
5.20%, 06/01/54	1,300	1,204,404
RTX Corp.
6.05%, 06/01/36	300	322,192
6.13%, 07/15/38	550	589,699
4.45%, 11/16/38	1,013	928,787
5.70%, 04/15/40(a)	600	617,235
4.88%, 10/15/40	563	526,645
4.70%, 12/15/41	426	386,852
4.50%, 06/01/42	3,274	2,889,454
4.80%, 12/15/43	350	315,346
4.15%, 05/15/45	813	665,380
3.75%, 11/01/46	1,120	850,467
4.35%, 04/15/47	629	521,555
4.05%, 05/04/47	738	584,282
4.63%, 11/16/48	1,936	1,662,120
3.13%, 07/01/50	653	429,479
2.82%, 09/01/51	763	465,910
3.03%, 03/15/52	1,300	827,775
5.38%, 02/27/53(a)	1,190	1,131,148
6.40%, 03/15/54(a)	1,555	1,696,420
		62,008,250
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46	163	123,644
5.40%, 03/15/49	350	300,724
3.10%, 12/01/51	1,428	857,230
4.15%, 05/01/52	1,063	764,344
5.75%, 09/13/54	300	270,785
BorgWarner, Inc., 4.38%, 03/15/45(a)	400	328,271
Lear Corp.
5.25%, 05/15/49(a)	463	398,557
3.55%, 01/15/52	376	240,667
		3,284,222
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	275	257,768
2.60%, 09/01/50	613	362,127
5.45%, 02/20/54(a)	785	758,722
Ford Motor Co.
4.75%, 01/15/43	1,650	1,277,917
7.40%, 11/01/46(a)	375	390,431
5.29%, 12/08/46	1,200	980,375
General Motors Co.
6.60%, 04/01/36	1,063	1,122,979
5.15%, 04/01/38	1,013	942,489
6.25%, 10/02/43	1,063	1,054,750
5.20%, 04/01/45	1,654	1,437,110
6.75%, 04/01/46	617	643,455
5.40%, 04/01/48(a)	807	712,314
5.95%, 04/01/49	663	626,574
		10,567,011

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 7.5%
Bank of America Corp.
6.11%, 01/29/37	$1,600	$ 1,681,744
7.75%, 05/14/38	950	1,131,897
5.88%, 02/07/42	1,261	1,317,236
5.00%, 01/21/44	1,236	1,162,469
4.88%, 04/01/44	429	395,288
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	1,805	1,162,423
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,939	3,005,947
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,125	701,445
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	5,489	3,908,865
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	1,296	1,010,810
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,729	1,496,083
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,559	2,116,646
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,293	2,079,451
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,328	1,983,954
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	4,885	3,873,850
Series L, 4.75%, 04/21/45	350	309,007
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	816	581,711
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	1,200	1,271,493
Barclays PLC
5.25%, 08/17/45(a)	1,475	1,399,789
4.95%, 01/10/47	1,078	974,792
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	900	932,222
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	728	541,769
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	745,230
Citigroup, Inc.
6.13%, 08/25/36	300	312,814
8.13%, 07/15/39	675	844,450
5.88%, 01/30/42(a)	1,123	1,160,886
6.68%, 09/13/43(a)	738	807,186
5.30%, 05/06/44	763	714,752
4.65%, 07/30/45	1,670	1,456,754
4.75%, 05/18/46	2,118	1,825,058
4.65%, 07/23/48	1,968	1,700,065
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,108	783,474
(1-day SOFR + 1.75%), 5.61%, 03/04/56(a)(b)	2,250	2,194,362
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	1,640	1,591,830
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	625	536,913
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	1,054	865,480
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,300	1,298,914
5.25%, 08/04/45	947	886,737
Series BKNT, 5.25%, 05/24/41	1,149	1,125,074
Fifth Third Bancorp, 8.25%, 03/01/38(a)	475	575,847
Goldman Sachs Group, Inc.
6.45%, 05/01/36	650	696,521
6.75%, 10/01/37	4,974	5,470,380
6.25%, 02/01/41	2,354	2,519,624
4.80%, 07/08/44	1,461	1,312,265
5.15%, 05/22/45	1,843	1,664,723
4.75%, 10/21/45	1,625	1,438,260
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	2,134	1,523,709
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,702,293
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	2,300	2,271,244
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	$2,154	$ 1,640,255
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)	2,020	2,027,828
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	2,559	2,233,724
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	1,404	1,266,374
HSBC Bank USA N.A., Series BKNT, 7.00%, 01/15/39(a)	511	594,056
HSBC Holdings PLC
6.50%, 05/02/36	1,928	2,052,733
6.50%, 09/15/37	2,265	2,406,164
6.80%, 06/01/38	1,250	1,363,668
6.10%, 01/14/42(a)	1,029	1,089,665
5.25%, 03/14/44	1,418	1,340,184
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	2,215	2,363,351
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,846,253
5.50%, 10/15/40	859	869,055
5.60%, 07/15/41	604	618,921
5.40%, 01/06/42	429	427,620
5.63%, 08/16/43	1,413	1,416,423
4.85%, 02/01/44	1,026	946,335
4.95%, 06/01/45	1,636	1,484,634
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	1,190	1,191,121
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	3,341	2,320,750
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,909	1,951,207
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(b)	2,108	1,589,208
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	2,050	1,607,380
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	1,993	1,396,437
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	2,800	2,460,413
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	3,473	2,761,250
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,763	1,420,467
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	1,904	1,593,466
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,261	962,650
Lloyds Banking Group PLC
5.30%, 12/01/45	621	579,003
4.34%, 01/09/48(a)	1,151	917,923
(5-year CMT + 1.50%), 3.37%, 12/14/46(a)(b)	1,000	720,553
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	238	221,904
4.15%, 03/07/39(a)	400	366,888
3.75%, 07/18/39	1,232	1,054,471
Morgan Stanley
3.97%, 07/22/38(b)	2,479	2,168,052
6.38%, 07/24/42	99	108,546
4.30%, 01/27/45	2,379	2,024,119
4.38%, 01/22/47(a)	2,450	2,085,706
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,664	1,648,380
(1-day SOFR + 1.49%), 3.22%, 04/22/42(a)(b)	2,550	1,933,646
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	2,425	2,371,677
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	1,704	1,683,706
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,089	1,930,611
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	476,785
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp., 7.38%, 12/10/37	$100	$ 112,555
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	339,527
2.93%, 09/17/41	1,055	757,023
3.05%, 01/14/42	850	636,411
6.18%, 07/13/43(a)	675	717,709
5.84%, 07/09/44	800	807,939
(1-day SOFR + 1.78%), 5.80%, 07/08/46(b)	500	497,914
UBS AG/London, 4.50%, 06/26/48	925	797,116
UBS Group AG, 4.88%, 05/15/45	1,757	1,586,233
Wachovia Corp., 5.50%, 08/01/35	1,300	1,320,720
Wells Fargo & Co.
5.38%, 11/02/43	1,095	1,038,262
5.61%, 01/15/44	2,617	2,544,172
4.65%, 11/04/44	1,300	1,113,627
3.90%, 05/01/45	2,328	1,847,144
4.90%, 11/17/45	1,218	1,073,252
4.40%, 06/14/46	2,106	1,726,419
4.75%, 12/07/46	2,300	1,981,530
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,606	3,074,887
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	4,009	3,021,427
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	4,857	4,395,251
Wells Fargo Bank N.A., Series BKNT, 6.60%, 01/15/38	900	994,032
Wells Fargo Bank NA
5.95%, 08/26/36	325	339,592
Series BKNT, 5.85%, 02/01/37	1,350	1,401,342
Westpac Banking Corp.
4.42%, 07/24/39	729	655,763
2.96%, 11/16/40	925	682,864
3.13%, 11/18/41	701	511,647
		171,571,656
Beverages — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,243,116
4.90%, 02/01/46	7,863	7,185,688
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	600	581,005
4.63%, 02/01/44	413	367,507
4.90%, 02/01/46	1,538	1,402,246
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38(a)	479	444,427
8.20%, 01/15/39	753	952,340
5.45%, 01/23/39	1,829	1,853,522
4.95%, 01/15/42	1,688	1,582,245
4.60%, 04/15/48	650	575,111
4.44%, 10/06/48	3,048	2,574,570
5.55%, 01/23/49	4,089	4,023,444
4.75%, 04/15/58	1,775	1,536,335
5.80%, 01/23/59	1,229	1,245,619
Brown-Forman Corp.
4.00%, 04/15/38	413	358,421
4.50%, 07/15/45	550	472,947
Coca-Cola Co.
2.50%, 06/01/40	979	706,998
2.88%, 05/05/41(a)	663	495,150
4.20%, 03/25/50(a)	450	374,499
2.60%, 06/01/50	1,104	678,841
3.00%, 03/05/51	1,570	1,040,871
2.50%, 03/15/51(a)	2,013	1,194,666
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
5.30%, 05/13/54	$975	$ 943,591
5.20%, 01/14/55	1,125	1,071,557
2.75%, 06/01/60(a)	1,550	917,744
5.40%, 05/13/64	1,030	993,458
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	400	376,951
Constellation Brands, Inc.
4.50%, 05/09/47	550	452,409
4.10%, 02/15/48	363	280,260
5.25%, 11/15/48	250	227,832
3.75%, 05/01/50	313	227,049
Diageo Capital PLC
5.88%, 09/30/36	400	429,146
3.88%, 04/29/43	731	590,681
Diageo Investment Corp., 4.25%, 05/11/42	163	139,587
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	501,983
4.42%, 12/15/46	113	92,560
5.09%, 05/25/48	250	224,024
3.80%, 05/01/50	738	539,773
3.35%, 03/15/51	563	375,012
4.50%, 04/15/52(a)	938	770,117
Molson Coors Beverage Co.
5.00%, 05/01/42	725	658,594
4.20%, 07/15/46	1,518	1,202,780
PepsiCo, Inc.
5.50%, 01/15/40	250	256,608
3.50%, 03/19/40	250	205,037
4.88%, 11/01/40	250	238,882
2.63%, 10/21/41	663	466,110
4.00%, 03/05/42(a)	200	168,354
3.60%, 08/13/42	400	318,476
4.25%, 10/22/44(a)	250	216,341
4.45%, 04/14/46	850	745,431
3.45%, 10/06/46	716	532,022
4.00%, 05/02/47	450	362,126
3.38%, 07/29/49	400	283,929
2.88%, 10/15/49	863	562,601
3.63%, 03/19/50	1,229	917,153
2.75%, 10/21/51(a)	943	584,229
4.20%, 07/18/52	375	305,106
4.65%, 02/15/53	500	439,411
5.25%, 07/17/54(a)	800	770,295
3.88%, 03/19/60	275	204,528
		53,481,315
Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	435,824
6.40%, 02/01/39	300	322,905
3.15%, 02/21/40	1,854	1,422,356
5.75%, 03/15/40	350	355,606
2.80%, 08/15/41	1,411	1,008,419
4.95%, 10/01/41	650	595,591
5.15%, 11/15/41	663	620,270
5.65%, 06/15/42	350	346,943
5.60%, 03/02/43	2,375	2,343,704
4.40%, 05/01/45	2,470	2,087,642
4.56%, 06/15/48	1,038	875,492
3.38%, 02/21/50	2,029	1,410,435
4.66%, 06/15/51	2,828	2,391,629
3.00%, 01/15/52	985	625,695
4.20%, 02/22/52	1,210	937,448

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.88%, 03/01/53(a)	$400	$ 346,250
5.65%, 03/02/53	4,525	4,377,399
2.77%, 09/01/53	1,879	1,097,215
4.40%, 02/22/62	1,575	1,211,562
5.75%, 03/02/63	1,520	1,461,392
Baxalta, Inc., 5.25%, 06/23/45	302	280,217
Biogen, Inc.
5.20%, 09/15/45	850	757,368
3.15%, 05/01/50(a)	1,687	1,050,208
3.25%, 02/15/51	461	288,737
6.45%, 05/15/55	150	153,537
Gilead Sciences, Inc.
4.60%, 09/01/35	1,219	1,177,665
4.00%, 09/01/36	750	681,400
2.60%, 10/01/40	730	520,034
5.65%, 12/01/41	619	627,934
4.80%, 04/01/44	1,786	1,622,177
4.50%, 02/01/45	1,753	1,518,918
4.75%, 03/01/46	2,318	2,066,407
4.15%, 03/01/47	1,503	1,224,742
2.80%, 10/01/50(a)	1,594	997,113
5.55%, 10/15/53	1,050	1,031,919
5.50%, 11/15/54	750	732,713
5.60%, 11/15/64	650	634,592
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	412,002
Royalty Pharma PLC
3.30%, 09/02/40	1,054	790,394
3.55%, 09/02/50(a)	650	439,858
3.35%, 09/02/51	513	330,663
5.90%, 09/02/54	225	217,179
		41,829,554
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50	513	441,098
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,679	1,326,676
3.58%, 04/05/50	1,217	892,490
6.20%, 03/15/54(a)	311	331,578
CRH America Finance, Inc., 5.88%, 01/09/55	370	376,691
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	329,128
Johnson Controls International PLC
6.00%, 01/15/36	300	321,436
4.63%, 07/02/44	370	319,048
4.50%, 02/15/47	453	380,758
4.95%, 07/02/64(c)	290	247,757
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	494,012
3.20%, 07/15/51	625	413,754
5.50%, 12/01/54(a)	895	859,537
Masco Corp.
4.50%, 05/15/47	350	282,319
3.13%, 02/15/51(a)	197	122,261
Owens Corning
7.00%, 12/01/36	500	563,704
4.30%, 07/15/47	650	525,782
4.40%, 01/30/48	329	268,546
5.95%, 06/15/54(a)	385	388,165
Trane Technologies Financing Ltd.
4.65%, 11/01/44	300	263,982
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd. (continued)
4.50%, 03/21/49	$213	$ 180,361
Trane Technologies Global Holding Co. Ltd.
5.75%, 06/15/43	450	461,293
4.30%, 02/21/48	238	197,085
Vulcan Materials Co.
4.50%, 06/15/47	713	599,727
4.70%, 03/01/48	550	474,042
5.70%, 12/01/54	600	593,128
		11,213,260
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,300	2,457,593
3.30%, 04/15/40	1,411	1,119,152
5.40%, 09/15/40	463	465,034
5.95%, 04/01/41	938	984,993
4.20%, 04/01/43	945	800,016
4.88%, 02/15/44	650	597,511
4.40%, 03/15/45	1,036	887,663
4.25%, 04/01/46	1,129	940,076
3.90%, 06/15/47	1,094	855,103
4.50%, 12/06/48	729	622,112
3.13%, 12/15/49	1,396	935,634
3.35%, 04/15/50	1,298	906,305
2.38%, 03/15/51	1,695	953,910
2.75%, 09/15/51	1,038	633,490
3.63%, 04/15/52	1,808	1,308,649
4.95%, 09/15/52(a)	1,055	955,169
5.30%, 06/25/54(a)	1,005	956,762
3.50%, 09/15/56	1,700	1,172,764
5.40%, 06/25/64(a)	440	419,865
Lowe’s Cos., Inc.
5.50%, 10/15/35	400	410,108
5.00%, 04/15/40	329	307,154
2.80%, 09/15/41(a)	1,213	843,028
4.65%, 04/15/42	200	176,224
4.38%, 09/15/45	429	351,038
3.70%, 04/15/46	1,150	847,110
4.05%, 05/03/47	1,579	1,218,858
4.55%, 04/05/49	550	447,963
5.13%, 04/15/50(a)	500	444,994
3.00%, 10/15/50	1,919	1,188,417
3.50%, 04/01/51	829	561,896
4.25%, 04/01/52	1,658	1,283,172
5.63%, 04/15/53	1,095	1,047,379
5.75%, 07/01/53(a)	555	537,587
4.45%, 04/01/62	1,350	1,035,762
5.80%, 09/15/62	700	674,411
5.85%, 04/01/63	375	361,887
		29,708,789
Capital Markets — 0.3%
Apollo Global Management, Inc., 5.80%, 05/21/54(a)	850	842,541
Ares Management Corp., 5.60%, 10/11/54	850	800,411
Blue Owl Finance LLC, 4.13%, 10/07/51	300	205,074
CI Financial Corp., 4.10%, 06/15/51(a)	400	286,708
Franklin Resources, Inc., 2.95%, 08/12/51	325	198,449
Invesco Finance PLC, 5.38%, 11/30/43	513	489,039
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	985,806
Legg Mason, Inc., 5.63%, 01/15/44	616	608,332
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Raymond James Financial, Inc.
4.95%, 07/15/46	$713	$ 641,071
3.75%, 04/01/51	575	418,704
Voya Financial, Inc.
5.70%, 07/15/43	413	401,074
4.80%, 06/15/46	305	264,685
		6,141,894
Chemicals — 1.3%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	633	457,798
2.80%, 05/15/50	934	584,900
Albemarle Corp.
5.45%, 12/01/44	375	316,562
5.65%, 06/01/52(a)	100	83,347
CF Industries, Inc.
4.95%, 06/01/43	663	588,919
5.38%, 03/15/44	688	641,011
Dow Chemical Co.
9.40%, 05/15/39	629	808,381
5.25%, 11/15/41	826	740,054
4.38%, 11/15/42	863	686,478
4.63%, 10/01/44	50	40,360
5.55%, 11/30/48	829	739,810
4.80%, 05/15/49	629	501,081
3.60%, 11/15/50	1,663	1,098,085
6.90%, 05/15/53(a)	550	575,762
5.60%, 02/15/54	950	838,006
5.95%, 03/15/55(a)	550	509,051
DuPont de Nemours, Inc.
5.32%, 11/15/38	838	859,206
5.42%, 11/15/48	2,018	2,015,527
Eastman Chemical Co.
4.80%, 09/01/42	663	577,461
4.65%, 10/15/44	629	529,043
Ecolab, Inc.
3.95%, 12/01/47	700	555,743
2.13%, 08/15/50	810	436,036
2.70%, 12/15/51	616	375,027
2.75%, 08/18/55(a)	300	176,976
FMC Corp.
4.50%, 10/01/49	607	455,093
6.38%, 05/18/53(a)	270	259,742
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	534,516
5.00%, 09/26/48	363	310,026
Linde, Inc.
3.55%, 11/07/42	725	569,633
2.00%, 08/10/50	333	173,976
LYB International Finance BV
5.25%, 07/15/43	700	614,097
4.88%, 03/15/44	838	703,111
LYB International Finance III LLC
3.38%, 10/01/40	741	537,299
4.20%, 10/15/49	1,166	848,800
4.20%, 05/01/50	763	555,925
3.63%, 04/01/51	853	559,473
3.80%, 10/01/60	355	223,249
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	645	497,709
Mosaic Co.
4.88%, 11/15/41	300	265,428
5.63%, 11/15/43	420	401,956
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
5.88%, 12/01/36	$660	$ 680,538
5.63%, 12/01/40	400	393,507
6.13%, 01/15/41	350	359,261
4.90%, 06/01/43	213	190,014
5.25%, 01/15/45	220	203,385
5.00%, 04/01/49	520	459,953
3.95%, 05/13/50(a)	513	383,267
5.80%, 03/27/53(a)	810	798,453
RPM International, Inc.
5.25%, 06/01/45	163	149,784
4.25%, 01/15/48(a)	400	325,089
Sherwin-Williams Co.
4.55%, 08/01/45	500	421,455
4.50%, 06/01/47	1,104	920,621
3.80%, 08/15/49	577	424,844
3.30%, 05/15/50	200	133,621
2.90%, 03/15/52	725	439,141
Westlake Corp.
2.88%, 08/15/41	295	199,067
5.00%, 08/15/46(a)	820	706,295
4.38%, 11/15/47	265	206,564
3.13%, 08/15/51	520	318,820
3.38%, 08/15/61	470	276,760
		30,235,096
Commercial Services & Supplies — 1.3%
American University, Series 2019, 3.67%, 04/01/49	111	82,273
Brown University, Series A, 2.92%, 09/01/50	610	400,245
California Endowment, Series 2021, 2.50%, 04/01/51	300	170,926
California Institute of Technology
4.70%, 11/01/2111	350	281,134
3.65%, 09/01/2119	1,229	769,676
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	257,235
Claremont Mckenna College, 3.78%, 01/01/2122	100	63,649
Duke University
Series 2020, 2.68%, 10/01/44	125	88,410
Series 2020, 2.83%, 10/01/55	1,280	786,333
Emory University, Series 2020, 2.97%, 09/01/50	288	187,301
Ford Foundation, Series 2020, 2.82%, 06/01/70	620	342,617
GATX Corp.
5.20%, 03/15/44	150	137,754
3.10%, 06/01/51	400	248,073
6.05%, 06/05/54(a)	745	748,662
George Washington University
4.87%, 09/15/45	251	225,243
Series 2014, 4.30%, 09/15/44	163	136,697
Series 2018, 4.13%, 09/15/48	606	484,858
Georgetown University
Series 20A, 2.94%, 04/01/50	102	63,884
Series B, 4.32%, 04/01/49	225	182,883
Global Payments, Inc.(a)
4.15%, 08/15/49	543	398,484
5.95%, 08/15/52	685	651,059
Howard University, Series 22A, 5.21%, 10/01/52	64	54,597
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	178,708
Series A, 2.81%, 01/01/60	150	87,742
Leland Stanford Junior University
3.65%, 05/01/48	695	533,780
2.41%, 06/01/50	600	354,342

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Massachusetts Institute of Technology
3.96%, 07/01/38	$1,967	$ 1,783,426
3.07%, 04/01/52	130	86,682
5.60%, 07/01/2111	488	484,255
4.68%, 07/01/2114	275	227,209
3.89%, 07/01/2116	300	206,032
Series F, 2.99%, 07/01/50	116	77,467
Series G, 2.29%, 07/01/51(a)	101	56,580
Moody’s Corp.
2.75%, 08/19/41(a)	697	487,555
5.25%, 07/15/44	600	566,996
4.88%, 12/17/48	300	265,152
3.25%, 05/20/50	364	242,170
3.75%, 02/25/52	316	232,395
3.10%, 11/29/61(a)	384	236,805
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	275	180,637
Northwestern University
4.94%, 12/01/35	550	553,082
Series 2017, 3.66%, 12/01/57(a)	1,000	712,989
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	1,175	804,228
5.05%, 06/01/52	830	758,029
5.50%, 06/01/54(a)	350	340,429
5.25%, 06/01/62	755	691,954
President and Fellows of Harvard College
4.88%, 10/15/40	200	193,671
3.15%, 07/15/46	1,513	1,077,110
2.52%, 10/15/50(a)	133	79,685
3.75%, 11/15/52	100	75,362
3.30%, 07/15/56(a)	579	391,418
Quanta Services, Inc., 3.05%, 10/01/41	151	108,030
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	704	418,297
S&P Global, Inc.
3.25%, 12/01/49	545	382,092
3.70%, 03/01/52	849	637,091
2.30%, 08/15/60	763	388,722
3.90%, 03/01/62	225	168,408
Thomas Jefferson University, 3.85%, 11/01/57	43	30,077
TR Finance LLC
5.50%, 08/15/35	350	353,475
5.85%, 04/15/40	500	509,120
5.65%, 11/23/43	279	272,161
Trustees of Boston College, 3.13%, 07/01/52(a)	413	281,575
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35(a)	270	257,319
Trustees of Princeton University
5.70%, 03/01/39	263	277,421
4.20%, 03/01/52	1,000	824,392
Series 2020, 2.52%, 07/01/50(a)	346	209,579
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	228	143,818
Series 2020, 2.40%, 10/01/50	674	389,874
University of Chicago
4.00%, 10/01/53	100	77,645
Series C, 2.55%, 04/01/50	164	104,681
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	392,195
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	305,573
Series 2017, 3.39%, 02/15/48	278	204,107
Security	Par (000)	Value
Commercial Services & Supplies (continued)
University of Southern California
3.03%, 10/01/39	$780	$ 623,190
2.81%, 10/01/50	63	39,223
4.98%, 10/01/53(a)	365	333,158
5.25%, 10/01/2111(a)	175	159,177
Series 2017, 3.84%, 10/01/47	1,000	782,463
Series 21A, 2.95%, 10/01/51	983	631,716
Series A, 3.23%, 10/01/2120(a)	61	34,653
Verisk Analytics, Inc.
5.50%, 06/15/45	300	287,590
3.63%, 05/15/50	372	263,234
Washington University
4.35%, 04/15/2122	129	97,113
Series 2022, 3.52%, 04/15/54	1,450	1,035,135
William Marsh Rice University
3.57%, 05/15/45	375	294,479
3.77%, 05/15/55	265	198,513
Yale University, Series 2020, 2.40%, 04/15/50(a)	113	66,871
		30,310,050
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	413	408,290
Motorola Solutions, Inc., 5.50%, 09/01/44	300	292,506
		700,796
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	825	693,829
Mastercard, Inc.
3.80%, 11/21/46	650	511,471
3.95%, 02/26/48	550	438,416
3.65%, 06/01/49	713	536,436
3.85%, 03/26/50	1,444	1,121,378
2.95%, 03/15/51(a)	404	262,387
Visa, Inc.
4.15%, 12/14/35	1,213	1,146,197
2.70%, 04/15/40	729	544,278
4.30%, 12/14/45	2,700	2,323,014
3.65%, 09/15/47	776	599,134
2.00%, 08/15/50	1,936	1,038,058
Western Union Co., 6.20%, 11/17/36(a)	433	436,501
		9,651,099
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.
4.13%, 04/03/50	454	342,315
5.50%, 11/01/52(a)	300	276,766
Dollar Tree, Inc., 3.38%, 12/01/51	429	273,074
Target Corp.
5.25%, 02/15/36(a)	300	303,344
6.50%, 10/15/37	400	444,586
7.00%, 01/15/38	455	523,662
4.00%, 07/01/42	1,100	920,299
3.63%, 04/15/46	452	338,213
3.90%, 11/15/47	638	495,967
2.95%, 01/15/52(a)	625	395,507
4.80%, 01/15/53(a)	1,025	907,322
Walmart, Inc.
5.25%, 09/01/35	925	959,898
6.50%, 08/15/37	1,000	1,137,515
6.20%, 04/15/38	650	721,775
3.95%, 06/28/38	200	180,833
5.63%, 04/01/40	359	378,366
5.00%, 10/25/40	350	349,382
5.63%, 04/15/41	575	599,995
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
2.50%, 09/22/41	$1,004	$ 703,750
4.00%, 04/11/43	175	147,474
4.30%, 04/22/44	300	264,740
3.63%, 12/15/47	250	190,761
4.05%, 06/29/48	2,093	1,713,999
2.95%, 09/24/49	675	451,554
2.65%, 09/22/51	1,292	797,869
4.50%, 09/09/52(a)	800	694,550
4.50%, 04/15/53	1,500	1,303,509
		15,817,025
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	538	411,469
3.05%, 10/01/51	445	278,415
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	950	946,219
Sonoco Products Co., 5.75%, 11/01/40	450	444,497
		2,080,600
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	686	603,307
3.75%, 05/15/46	350	270,561
4.20%, 05/15/47	450	367,167
		1,241,035
Diversified REITs — 0.7%
American Tower Corp.
3.70%, 10/15/49	500	362,538
3.10%, 06/15/50	978	634,644
2.95%, 01/15/51(a)	1,345	844,811
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	725	492,703
Brookfield Finance, Inc.
4.70%, 09/20/47	873	748,735
3.50%, 03/30/51	481	333,120
3.63%, 02/15/52	329	229,469
5.97%, 03/04/54(a)	915	922,974
5.81%, 03/03/55	375	369,781
Crown Castle, Inc.
2.90%, 04/01/41(a)	1,609	1,149,507
4.75%, 05/15/47	300	257,687
5.20%, 02/15/49	450	403,637
4.00%, 11/15/49	250	186,452
4.15%, 07/01/50	500	382,856
3.25%, 01/15/51(a)	750	491,480
Equinix, Inc.
3.00%, 07/15/50	664	416,401
2.95%, 09/15/51	350	213,687
3.40%, 02/15/52(a)	535	356,507
Federal Realty OP LP, 4.50%, 12/01/44	100	84,381
GLP Capital LP/GLP Financing II, Inc., 6.25%, 09/15/54(a)	200	197,160
Kimco Realty OP LLC
5.30%, 02/01/36(a)	350	350,666
4.25%, 04/01/45(a)	500	410,724
4.13%, 12/01/46	250	197,065
4.45%, 09/01/47	408	339,643
3.70%, 10/01/49	413	299,971
Prologis LP
4.38%, 09/15/48	196	161,463
3.05%, 03/01/50	100	64,672
3.00%, 04/15/50	700	449,701
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
2.13%, 10/15/50(a)	$300	$ 158,100
5.25%, 06/15/53	985	919,972
5.25%, 03/15/54	875	816,624
Regency Centers LP
4.40%, 02/01/47	463	384,325
4.65%, 03/15/49	300	255,971
VICI Properties LP
5.63%, 05/15/52	629	575,896
6.13%, 04/01/54	520	509,792
Weyerhaeuser Co., 4.00%, 03/09/52(a)	600	452,534
		15,425,649
Diversified Telecommunication Services — 3.7%
AT&T, Inc.
5.25%, 03/01/37	950	941,858
4.90%, 08/15/37	925	881,021
6.30%, 01/15/38	300	320,636
6.55%, 02/15/39(a)	300	325,996
4.85%, 03/01/39	1,500	1,406,436
5.35%, 09/01/40	550	531,154
6.38%, 03/01/41	100	106,564
3.50%, 06/01/41	2,600	2,032,693
5.55%, 08/15/41	500	490,346
4.30%, 12/15/42	750	631,285
3.10%, 02/01/43	1,050	757,728
4.65%, 06/01/44	405	349,112
4.80%, 06/15/44(a)	200	177,035
4.35%, 06/15/45	250	206,169
4.75%, 05/15/46	2,000	1,743,287
5.15%, 11/15/46	780	713,984
5.65%, 02/15/47	900	894,509
5.45%, 03/01/47	300	283,134
4.50%, 03/09/48	650	536,992
4.55%, 03/09/49	1,050	869,516
5.15%, 02/15/50(a)	500	447,942
3.65%, 06/01/51	2,150	1,515,182
3.30%, 02/01/52(a)	1,450	948,269
3.50%, 09/15/53	7,664	5,170,074
3.55%, 09/15/55(a)	7,333	4,917,660
6.05%, 08/15/56	1,615	1,636,863
5.70%, 03/01/57(a)	350	335,059
3.80%, 12/01/57	6,399	4,456,499
3.65%, 09/15/59	5,986	3,991,405
3.85%, 06/01/60	1,300	899,932
3.50%, 02/01/61(a)	850	542,515
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,035	833,520
4.30%, 07/29/49	273	210,276
3.65%, 03/17/51	200	139,551
3.65%, 08/15/52	441	301,724
5.55%, 02/15/54(a)	675	631,667
Cisco Systems, Inc.
5.90%, 02/15/39	1,609	1,715,953
5.50%, 01/15/40	1,777	1,818,598
5.30%, 02/26/54	1,805	1,737,409
5.50%, 02/24/55	555	549,687
5.35%, 02/26/64	860	827,400
Nokia OYJ, 6.63%, 05/15/39	400	407,505
Telefonica Emisiones SA
7.05%, 06/20/36	1,915	2,118,096
4.67%, 03/06/38	355	318,555
5.21%, 03/08/47(a)	1,867	1,649,301

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SA (continued)
4.90%, 03/06/48	$882	$ 742,412
5.52%, 03/01/49(a)	1,200	1,095,787
Verizon Communications, Inc.
5.85%, 09/15/35(a)	350	368,114
4.27%, 01/15/36	950	874,603
5.25%, 03/16/37	1,250	1,239,192
5.40%, 07/02/37(d)	1,000	998,080
4.81%, 03/15/39	1,342	1,250,580
2.65%, 11/20/40	3,138	2,201,476
3.40%, 03/22/41	3,486	2,692,483
2.85%, 09/03/41	1,288	910,090
4.75%, 11/01/41	400	359,069
3.85%, 11/01/42	463	368,070
6.55%, 09/15/43	500	544,666
4.13%, 08/15/46	950	757,947
4.86%, 08/21/46	2,084	1,848,772
5.50%, 03/16/47(a)	500	481,825
4.52%, 09/15/48(a)	1,250	1,043,423
5.01%, 04/15/49(a)	400	360,871
4.00%, 03/22/50	1,279	974,430
2.88%, 11/20/50(a)	2,123	1,316,078
3.55%, 03/22/51	4,149	2,952,011
3.88%, 03/01/52(a)	1,722	1,276,726
5.50%, 02/23/54(a)	360	346,195
5.01%, 08/21/54	1,100	976,943
4.67%, 03/15/55(a)	900	757,142
2.99%, 10/30/56(a)	4,114	2,467,241
3.00%, 11/20/60(a)	2,025	1,190,778
3.70%, 03/22/61(a)	3,287	2,258,625
		84,973,726
Electric Utilities — 11.0%
AEP Texas, Inc.
3.80%, 10/01/47	250	182,627
3.45%, 05/15/51	379	251,525
5.25%, 05/15/52	280	251,694
Series G, 4.15%, 05/01/49	300	227,173
Series H, 3.45%, 01/15/50	263	178,407
AEP Transmission Co. LLC
4.00%, 12/01/46	200	156,795
3.75%, 12/01/47	600	452,714
4.25%, 09/15/48	200	161,116
3.80%, 06/15/49	829	616,087
3.15%, 09/15/49	164	108,796
5.40%, 03/15/53(a)	700	672,416
Series M, 3.65%, 04/01/50	413	302,767
Series N, 2.75%, 08/15/51	379	231,027
Series O, 4.50%, 06/15/52	450	376,733
Alabama Power Co.
6.13%, 05/15/38	179	192,061
6.00%, 03/01/39	450	477,898
3.85%, 12/01/42	600	480,527
4.15%, 08/15/44	375	307,407
3.75%, 03/01/45	268	207,679
4.30%, 01/02/46	213	178,259
3.45%, 10/01/49	570	404,643
3.13%, 07/15/51(a)	921	611,300
3.00%, 03/15/52	675	435,778
Series A, 4.30%, 07/15/48	100	82,620
Series B, 3.70%, 12/01/47	277	208,343
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co.
4.15%, 03/15/46	$463	$ 377,016
3.70%, 12/01/47	675	506,942
4.50%, 03/15/49	475	400,800
3.25%, 03/15/50	147	98,892
2.90%, 06/15/51	175	108,946
5.90%, 12/01/52	400	408,225
5.55%, 07/01/54	950	935,263
5.63%, 03/01/55	575	572,706
American Electric Power Co., Inc., 3.25%, 03/01/50	529	343,560
Appalachian Power Co.
7.00%, 04/01/38	400	444,365
4.40%, 05/15/44(a)	263	215,910
4.45%, 06/01/45	400	325,523
Series Y, 4.50%, 03/01/49	350	282,585
Series Z, 3.70%, 05/01/50	425	297,909
Arizona Public Service Co.
5.05%, 09/01/41	263	239,336
4.50%, 04/01/42	329	279,142
4.35%, 11/15/45	350	283,914
3.75%, 05/15/46	325	241,503
4.20%, 08/15/48	263	203,452
4.25%, 03/01/49	300	234,809
3.50%, 12/01/49	211	143,136
3.35%, 05/15/50	650	438,964
2.65%, 09/15/50(a)	450	264,958
Avista Corp.
4.35%, 06/01/48	496	403,746
4.00%, 04/01/52	300	222,546
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	422,676
3.50%, 08/15/46	279	203,486
3.75%, 08/15/47	400	303,041
4.25%, 09/15/48	250	201,255
3.20%, 09/15/49	595	399,476
2.90%, 06/15/50	421	262,003
4.55%, 06/01/52	630	530,571
5.40%, 06/01/53	710	679,063
5.65%, 06/01/54	650	642,840
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,188	1,268,754
5.95%, 05/15/37	454	480,048
5.15%, 11/15/43	713	672,085
4.50%, 02/01/45	179	154,139
3.80%, 07/15/48	763	570,424
4.45%, 01/15/49	1,113	924,223
4.25%, 10/15/50	579	461,447
2.85%, 05/15/51	1,629	1,001,805
4.60%, 05/01/53	1,129	946,791
Black Hills Corp.
4.20%, 09/15/46	250	194,767
3.88%, 10/15/49	213	154,143
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	526	402,958
4.50%, 04/01/44	550	475,275
3.95%, 03/01/48	413	321,828
5.30%, 04/01/53(a)	260	248,646
Series AC, 4.25%, 02/01/49	650	527,386
Series AD, 2.90%, 07/01/50(a)	25	15,753
Series AF, 3.35%, 04/01/51	663	459,601
Series AH, 3.60%, 03/01/52	450	325,119
Series AJ, 4.85%, 10/01/52	200	177,502
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	$300	$ 253,625
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	288,374
CMS Energy Corp., 4.88%, 03/01/44	250	221,146
Commonwealth Edison Co.
5.90%, 03/15/36	900	952,846
6.45%, 01/15/38	100	109,670
3.80%, 10/01/42	320	254,507
4.60%, 08/15/43	175	153,202
3.70%, 03/01/45	213	164,006
4.35%, 11/15/45	800	674,640
3.65%, 06/15/46	620	468,005
4.00%, 03/01/48	429	338,068
4.00%, 03/01/49	529	410,611
3.00%, 03/01/50	263	169,974
5.30%, 02/01/53	365	343,899
5.65%, 06/01/54	495	490,141
5.95%, 06/01/55	530	549,739
Series 123, 3.75%, 08/15/47	400	303,008
Series 127, 3.20%, 11/15/49	605	408,557
Series 130, 3.13%, 03/15/51	879	580,254
Series 131, 2.75%, 09/01/51	513	310,748
Series 133, 3.85%, 03/15/52	659	494,560
Connecticut Light and Power Co.
4.30%, 04/15/44	600	507,517
4.00%, 04/01/48	710	555,063
5.25%, 01/15/53	400	372,933
Series A, 4.15%, 06/01/45	300	244,388
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	406,732
3.95%, 03/01/43	572	464,811
4.45%, 03/15/44	688	593,743
4.50%, 12/01/45	663	567,040
3.85%, 06/15/46	429	331,426
3.20%, 12/01/51	550	363,920
6.15%, 11/15/52	800	840,126
5.90%, 11/15/53	725	738,494
5.70%, 05/15/54	775	769,621
4.63%, 12/01/54	725	608,545
4.50%, 05/15/58	229	185,149
3.70%, 11/15/59	680	469,833
3.60%, 06/15/61(a)	720	489,821
Series 2006-A, 5.85%, 03/15/36	625	653,424
Series 2006-B, 6.20%, 06/15/36(a)	75	80,521
Series 2007-A, 6.30%, 08/15/37	493	534,615
Series 2008-B, 6.75%, 04/01/38	800	905,467
Series 2009-C, 5.50%, 12/01/39	867	868,385
Series 2012-A, 4.20%, 03/15/42	329	279,770
Series 2017, 3.88%, 06/15/47	600	456,817
Series 20B, 3.95%, 04/01/50	1,154	894,594
Series A, 4.13%, 05/15/49	313	246,186
Series C, 4.30%, 12/01/56	213	166,924
Series C, 4.00%, 11/15/57	370	272,170
Series C, 3.00%, 12/01/60	660	391,146
Series E, 4.65%, 12/01/48	463	399,366
Constellation Energy Generation LLC
6.25%, 10/01/39	647	688,085
5.75%, 10/01/41	413	413,340
5.60%, 06/15/42	619	608,015
6.50%, 10/01/53	490	529,617
5.75%, 03/15/54	1,000	981,659
Consumers Energy Co.
3.95%, 05/15/43	300	244,014
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
3.25%, 08/15/46	$600	$ 435,623
3.95%, 07/15/47	300	238,006
4.05%, 05/15/48(a)	650	520,425
4.35%, 04/15/49	429	357,978
3.75%, 02/15/50	250	186,773
3.10%, 08/15/50	590	393,950
3.50%, 08/01/51	529	385,747
2.65%, 08/15/52(a)	134	81,358
4.20%, 09/01/52	710	575,241
Dayton Power & Light Co., 3.95%, 06/15/49	300	220,814
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38(a)	100	105,784
5.45%, 02/01/41	579	573,453
4.60%, 06/15/43	563	494,740
6.25%, 10/15/53	440	473,174
5.10%, 06/01/65	613	544,433
Dominion Energy, Inc.
7.00%, 06/15/38	163	184,095
4.70%, 12/01/44	329	281,584
Series A, 4.60%, 03/15/49	513	419,250
Series B, 3.30%, 04/15/41	325	239,736
Series B, 4.85%, 08/15/52	800	676,367
Series C, 4.90%, 08/01/41	509	457,775
DTE Electric Co.
4.30%, 07/01/44	400	335,638
3.70%, 03/15/45	434	336,272
3.70%, 06/01/46	163	124,830
3.75%, 08/15/47	330	250,438
3.95%, 03/01/49	750	587,677
2.95%, 03/01/50	529	344,609
5.40%, 04/01/53(a)	500	485,177
5.85%, 05/15/55	445	459,008
Series A, 4.00%, 04/01/43	397	325,121
Series A, 4.05%, 05/15/48	463	372,239
Series B, 3.25%, 04/01/51	479	326,427
Series B, 3.65%, 03/01/52	367	268,462
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	436,761
6.00%, 01/15/38	900	954,140
6.05%, 04/15/38	511	541,491
5.30%, 02/15/40	713	708,668
4.25%, 12/15/41	279	238,348
4.00%, 09/30/42	513	421,867
3.75%, 06/01/45	500	386,633
3.88%, 03/15/46	800	621,678
3.70%, 12/01/47	438	326,326
3.95%, 03/15/48	329	257,022
3.20%, 08/15/49	669	451,634
3.45%, 04/15/51	425	299,053
3.55%, 03/15/52	392	281,235
5.35%, 01/15/53	950	905,246
5.40%, 01/15/54	732	704,021
Duke Energy Corp.
3.30%, 06/15/41	779	581,954
4.80%, 12/15/45	663	572,714
3.75%, 09/01/46	1,393	1,028,729
3.95%, 08/15/47	413	310,360
4.20%, 06/15/49	613	474,811
3.50%, 06/15/51	679	463,715
5.00%, 08/15/52	850	742,055
6.10%, 09/15/53	425	432,141

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
5.80%, 06/15/54	$825	$ 805,955
Duke Energy Florida LLC
6.35%, 09/15/37	500	543,898
6.40%, 06/15/38	1,100	1,200,364
5.65%, 04/01/40	300	305,704
3.85%, 11/15/42	200	159,184
3.40%, 10/01/46	863	616,006
4.20%, 07/15/48	450	358,726
3.00%, 12/15/51	425	268,407
5.95%, 11/15/52	525	539,705
6.20%, 11/15/53(a)	150	159,775
Duke Energy Indiana LLC
6.12%, 10/15/35	500	531,104
6.35%, 08/15/38	275	299,216
6.45%, 04/01/39	200	218,403
3.75%, 05/15/46	463	349,772
2.75%, 04/01/50	500	307,102
5.40%, 04/01/53	500	475,468
5.90%, 05/15/55	260	265,600
Series WWW, 4.90%, 07/15/43	163	148,330
Series YYY, 3.25%, 10/01/49	800	542,999
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	121,664
4.30%, 02/01/49	300	242,293
5.65%, 04/01/53	225	222,037
5.55%, 03/15/54	475	461,337
Duke Energy Progress LLC
6.30%, 04/01/38	300	323,517
4.10%, 05/15/42	922	765,864
4.10%, 03/15/43	863	710,361
4.38%, 03/30/44	326	275,603
4.15%, 12/01/44	313	255,827
4.20%, 08/15/45	363	298,239
3.70%, 10/15/46	288	217,593
3.60%, 09/15/47	829	605,930
2.50%, 08/15/50	413	240,445
2.90%, 08/15/51	576	356,740
4.00%, 04/01/52	300	229,687
5.35%, 03/15/53	500	473,159
5.55%, 03/15/55	475	465,173
Emera U.S. Finance LP, 4.75%, 06/15/46	988	816,745
Entergy Arkansas LLC
4.20%, 04/01/49	425	335,958
2.65%, 06/15/51(a)	975	573,512
3.35%, 06/15/52(a)	338	226,199
5.75%, 06/01/54	200	198,954
Entergy Corp., 3.75%, 06/15/50	714	509,298
Entergy Louisiana LLC
3.10%, 06/15/41	525	384,279
4.95%, 01/15/45	450	399,190
4.20%, 09/01/48	913	726,369
4.20%, 04/01/50	479	378,081
2.90%, 03/15/51	643	400,358
4.75%, 09/15/52	500	427,141
5.70%, 03/15/54	775	764,804
5.80%, 03/15/55	525	523,622
Entergy Mississippi LLC
3.85%, 06/01/49	413	308,133
3.50%, 06/01/51	325	224,406
5.85%, 06/01/54	275	273,896
5.80%, 04/15/55	375	374,193
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Texas, Inc.
4.50%, 03/30/39	$425	$ 385,138
3.55%, 09/30/49	405	284,995
5.00%, 09/15/52	300	263,237
5.80%, 09/01/53	75	73,705
5.55%, 09/15/54	125	119,086
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	477,101
4.10%, 04/01/43	400	326,517
4.25%, 12/01/45	311	253,709
3.25%, 09/01/49	113	74,802
3.45%, 04/15/50	513	353,300
5.70%, 03/15/53	345	339,806
Evergy Metro, Inc.
5.30%, 10/01/41	340	328,658
4.20%, 06/15/47	250	199,908
4.20%, 03/15/48	150	118,950
Series 2019, 4.13%, 04/01/49	350	274,166
Eversource Energy, 3.45%, 01/15/50	929	646,381
Exelon Corp.
5.10%, 06/15/45	763	692,265
4.45%, 04/15/46	300	247,995
4.70%, 04/15/50	738	617,543
4.10%, 03/15/52(a)	459	350,475
5.60%, 03/15/53	975	929,951
5.88%, 03/15/55	800	794,053
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	637,218
Series C, 3.40%, 03/01/50	750	504,927
Florida Power & Light Co.
5.65%, 02/01/37	300	311,364
5.95%, 02/01/38	450	479,283
5.96%, 04/01/39	450	474,446
5.69%, 03/01/40	513	528,559
5.25%, 02/01/41	413	406,803
4.13%, 02/01/42	663	561,278
4.05%, 06/01/42	700	587,237
3.80%, 12/15/42	400	327,085
4.05%, 10/01/44	620	510,765
3.70%, 12/01/47	829	626,633
3.95%, 03/01/48	1,163	919,368
4.13%, 06/01/48	413	332,102
3.99%, 03/01/49	663	519,052
3.15%, 10/01/49	883	593,411
2.88%, 12/04/51	1,450	907,825
5.30%, 04/01/53	795	758,952
5.60%, 06/15/54	845	842,044
5.70%, 03/15/55	965	974,874
5.80%, 03/15/65	600	607,480
Georgia Power Co.
4.30%, 03/15/42	1,229	1,057,010
4.30%, 03/15/43	40	33,924
5.13%, 05/15/52(a)	730	681,831
Series 2010-C, 4.75%, 09/01/40	150	139,429
Series A, 3.25%, 03/15/51	775	529,351
Series B, 3.70%, 01/30/50	829	617,830
Iberdrola International BV, 6.75%, 07/15/36	500	570,797
Idaho Power Co.
5.50%, 03/15/53	220	211,270
5.80%, 04/01/54	321	318,751
5.70%, 03/15/55	430	423,979
Series K, 4.20%, 03/01/48	400	321,658
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Indiana Michigan Power Co.
6.05%, 03/15/37	$513	$ 548,554
4.25%, 08/15/48	413	327,418
3.25%, 05/01/51	400	261,675
5.63%, 04/01/53	455	445,360
Series K, 4.55%, 03/15/46(a)	346	292,168
Series L, 3.75%, 07/01/47	229	170,522
Interstate Power and Light Co.
6.25%, 07/15/39	260	274,055
3.70%, 09/15/46	313	229,958
3.50%, 09/30/49(a)	177	124,057
3.10%, 11/30/51(a)	355	225,007
5.45%, 09/30/54	400	382,394
ITC Holdings Corp., 5.30%, 07/01/43	100	91,674
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	576	551,753
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	497	469,527
Kentucky Utilities Co.
5.13%, 11/01/40	450	438,265
4.38%, 10/01/45	829	697,370
3.30%, 06/01/50	375	253,619
Louisville Gas and Electric Co., 4.25%, 04/01/49	454	363,698
MidAmerican Energy Co.
5.75%, 11/01/35	200	210,854
5.80%, 10/15/36	300	316,876
4.80%, 09/15/43	213	192,135
4.40%, 10/15/44	829	708,324
4.25%, 05/01/46	325	269,126
3.95%, 08/01/47	400	313,303
3.65%, 08/01/48	1,013	751,825
4.25%, 07/15/49	943	764,927
3.15%, 04/15/50	613	412,711
2.70%, 08/01/52(a)	425	261,233
5.85%, 09/15/54(a)	1,100	1,125,901
5.30%, 02/01/55	470	444,967
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	331,861
Series B, 3.10%, 07/30/51(a)	413	270,807
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	226,477
4.30%, 03/15/49	388	321,689
Nevada Power Co.
6.00%, 03/15/54	450	453,140
Series EE, 3.13%, 08/01/50	429	273,296
Series GG, 5.90%, 05/01/53	350	347,737
Series N, 6.65%, 04/01/36	100	109,486
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	554	343,384
5.25%, 02/28/53(a)	1,300	1,193,715
5.55%, 03/15/54(a)	700	666,533
5.90%, 03/15/55	550	548,210
Northern States Power Co.
6.20%, 07/01/37	400	434,057
5.35%, 11/01/39	350	354,889
3.40%, 08/15/42	505	384,406
4.13%, 05/15/44	250	205,984
4.00%, 08/15/45	350	281,235
3.60%, 05/15/46	500	375,274
3.60%, 09/15/47	953	704,683
2.90%, 03/01/50	391	253,939
2.60%, 06/01/51	436	262,428
3.20%, 04/01/52	495	334,653
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co. (continued)
4.50%, 06/01/52	$626	$ 528,130
5.10%, 05/15/53	650	602,089
5.40%, 03/15/54	420	406,078
5.65%, 06/15/54	700	703,154
5.65%, 05/15/55(a)	380	381,005
NorthWestern Corp., 4.18%, 11/15/44	350	282,467
NSTAR Electric Co.
5.50%, 03/15/40	100	100,003
4.40%, 03/01/44	250	210,516
3.10%, 06/01/51	250	164,283
4.55%, 06/01/52	231	191,193
4.95%, 09/15/52	425	377,410
Oglethorpe Power Corp.
5.95%, 11/01/39	450	458,081
5.38%, 11/01/40	300	289,914
4.50%, 04/01/47	479	393,042
5.05%, 10/01/48	329	290,568
3.75%, 08/01/50	163	114,850
5.25%, 09/01/50	400	357,639
6.20%, 12/01/53	425	434,806
5.80%, 06/01/54	450	433,763
5.90%, 02/01/55	125	123,115
Ohio Edison Co., 6.88%, 07/15/36	200	225,242
Ohio Power Co.
4.15%, 04/01/48	404	311,111
4.00%, 06/01/49	400	301,625
Series R, 2.90%, 10/01/51	609	368,566
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	359,364
3.85%, 08/15/47	150	114,742
5.60%, 04/01/53	395	384,152
5.80%, 04/01/55(a)	380	379,197
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	454,184
4.55%, 12/01/41	450	396,789
5.30%, 06/01/42	345	330,056
3.75%, 04/01/45	563	432,996
3.80%, 09/30/47	404	304,338
4.10%, 11/15/48	413	325,555
3.80%, 06/01/49	679	505,452
3.10%, 09/15/49(a)	1,009	662,957
3.70%, 05/15/50	470	342,089
2.70%, 11/15/51	626	368,647
4.60%, 06/01/52	200	167,574
4.95%, 09/15/52	450	401,021
5.35%, 10/01/52(a)	300	281,701
5.55%, 06/15/54	700	679,861
5.80%, 04/01/55(a)(d)	650	653,789
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,761,383
3.30%, 08/01/40	941	687,404
4.20%, 06/01/41	712	554,948
4.45%, 04/15/42	425	336,378
3.75%, 08/15/42	350	252,881
4.60%, 06/15/43	275	220,912
4.75%, 02/15/44	613	507,203
4.30%, 03/15/45	376	285,119
4.25%, 03/15/46	325	241,360
4.00%, 12/01/46	510	364,862
3.95%, 12/01/47	905	644,562
4.95%, 07/01/50	3,171	2,622,182
3.50%, 08/01/50	2,495	1,633,186

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
5.25%, 03/01/52	$543	$ 456,834
6.75%, 01/15/53	930	965,554
6.70%, 04/01/53	665	676,760
5.90%, 10/01/54	850	796,423
6.15%, 03/01/55	475	456,245
PacifiCorp.
6.10%, 08/01/36	400	415,760
5.75%, 04/01/37	500	505,492
6.25%, 10/15/37	100	104,827
6.35%, 07/15/38	243	256,620
6.00%, 01/15/39	125	128,627
4.10%, 02/01/42	363	290,558
4.13%, 01/15/49	429	325,641
4.15%, 02/15/50	763	578,493
3.30%, 03/15/51	625	398,000
2.90%, 06/15/52	976	576,780
5.35%, 12/01/53	1,150	1,026,491
5.50%, 05/15/54(a)	1,135	1,036,782
5.80%, 01/15/55	1,400	1,332,708
PECO Energy Co.
5.95%, 10/01/36	360	381,659
4.15%, 10/01/44	275	226,973
3.70%, 09/15/47	300	226,621
3.90%, 03/01/48	829	646,528
3.00%, 09/15/49	226	147,336
2.80%, 06/15/50	225	140,647
3.05%, 03/15/51	332	214,983
2.85%, 09/15/51	443	277,823
4.60%, 05/15/52	300	256,390
4.38%, 08/15/52	400	328,883
5.25%, 09/15/54	655	618,492
Potomac Electric Power Co.
6.50%, 11/15/37	450	498,461
4.15%, 03/15/43	613	508,140
5.50%, 03/15/54	300	290,718
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	273,052
4.75%, 07/15/43	363	327,629
4.13%, 06/15/44	300	250,754
4.15%, 10/01/45	300	249,556
3.95%, 06/01/47	100	79,090
4.15%, 06/15/48	500	404,436
3.00%, 10/01/49	110	71,764
5.25%, 05/15/53	700	666,532
Progress Energy, Inc., 6.00%, 12/01/39	800	829,712
Public Service Co. of Colorado
6.50%, 08/01/38	200	219,650
3.60%, 09/15/42	463	354,763
4.30%, 03/15/44	300	245,806
3.80%, 06/15/47	229	170,763
4.10%, 06/15/48	300	231,838
4.05%, 09/15/49	329	251,643
5.25%, 04/01/53	550	504,545
5.75%, 05/15/54	650	641,937
5.85%, 05/15/55	650	648,095
Series 17, 744448BZ3, 6.25%, 09/01/37	300	319,783
Series 34, 3.20%, 03/01/50	600	396,767
Series 36, 2.70%, 01/15/51	360	211,802
Series 39, 4.50%, 06/01/52	500	406,543
Public Service Co. of New Hampshire
3.60%, 07/01/49	129	94,444
5.15%, 01/15/53	275	253,407
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Oklahoma
5.45%, 01/15/36	$900	$ 903,721
Series K, 3.15%, 08/15/51	430	268,809
Public Service Electric and Gas Co.
5.80%, 05/01/37	388	407,736
5.50%, 03/01/40	100	101,274
3.95%, 05/01/42	460	378,159
3.65%, 09/01/42	400	313,881
3.80%, 01/01/43	435	347,422
3.80%, 03/01/46	636	493,174
3.60%, 12/01/47	300	222,595
4.05%, 05/01/48	375	299,183
3.85%, 05/01/49	413	316,383
3.20%, 08/01/49	400	275,071
3.15%, 01/01/50	429	290,060
2.70%, 05/01/50	350	215,431
2.05%, 08/01/50	200	106,547
3.00%, 03/01/51	429	279,830
5.13%, 03/15/53	415	387,014
5.45%, 08/01/53	300	292,248
5.45%, 03/01/54	400	391,294
5.30%, 08/01/54	550	522,263
Series Q, 5.50%, 03/01/55(a)	65	64,056
Puget Sound Energy, Inc.
6.27%, 03/15/37(a)	400	428,247
5.76%, 10/01/39	300	306,453
5.80%, 03/15/40	213	218,118
5.64%, 04/15/41(a)	250	245,907
4.30%, 05/20/45	400	328,074
4.22%, 06/15/48	513	408,683
3.25%, 09/15/49	470	312,356
2.89%, 09/15/51	300	183,794
5.45%, 06/01/53	320	303,320
5.69%, 06/15/54	450	442,969
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	419,084
4.50%, 08/15/40	500	445,883
4.15%, 05/15/48	229	179,317
3.70%, 03/15/52	400	286,604
5.35%, 04/01/53	895	835,194
5.55%, 04/15/54	300	287,684
Series RRR, 3.75%, 06/01/47	450	333,456
Series TTT, 4.10%, 06/15/49	350	274,720
Series UUU, 3.32%, 04/15/50	100	67,416
Series WWW, 2.95%, 08/15/51	800	504,532
Sempra
3.80%, 02/01/38	929	770,578
6.00%, 10/15/39	659	666,185
4.00%, 02/01/48	979	726,149
Sierra Pacific Power Co., 5.90%, 03/15/54	250	248,954
Southern California Edison Co.
5.63%, 02/01/36	400	390,078
6.05%, 03/15/39(a)	400	406,060
5.50%, 03/15/40(a)	425	407,871
4.50%, 09/01/40	354	297,842
4.05%, 03/15/42	340	264,578
4.65%, 10/01/43	263	216,956
4.00%, 04/01/47	1,779	1,294,986
3.65%, 02/01/50(a)	1,079	734,098
3.45%, 02/01/52	805	516,955
5.70%, 03/01/53	465	418,402
5.88%, 12/01/53	670	622,763
5.75%, 04/15/54	450	412,184
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
5.90%, 03/01/55(a)	$365	$ 343,888
6.20%, 09/15/55(a)	675	663,593
Series 2006-E, 5.55%, 01/15/37	125	120,887
Series 2008-A, 5.95%, 02/01/38	513	511,063
Series 2013-A, 3.90%, 03/15/43	482	362,037
Series 20A, 2.95%, 02/01/51	900	527,139
Series B, 4.88%, 03/01/49	563	459,744
Series C, 3.60%, 02/01/45	438	303,992
Series C, 4.13%, 03/01/48	1,479	1,104,789
Series E, 5.45%, 06/01/52	268	233,135
Series H, 3.65%, 06/01/51	629	414,827
Southern Co.
4.25%, 07/01/36	775	707,210
4.40%, 07/01/46	1,920	1,594,912
Southern Power Co.
5.15%, 09/15/41(a)	725	682,124
5.25%, 07/15/43	113	105,896
Series F, 4.95%, 12/15/46	354	308,173
Southwestern Electric Power Co.
6.20%, 03/15/40	50	51,733
3.25%, 11/01/51	979	632,419
Series J, 3.90%, 04/01/45	240	180,183
Series L, 3.85%, 02/01/48	413	301,236
Southwestern Public Service Co.
4.50%, 08/15/41	200	173,706
3.40%, 08/15/46	150	102,743
3.70%, 08/15/47	413	300,814
3.75%, 06/15/49	429	308,947
6.00%, 06/01/54	500	501,421
Series 6, 4.40%, 11/15/48	250	199,547
Series 8, 3.15%, 05/01/50	704	452,941
Tampa Electric Co.
4.10%, 06/15/42	113	93,778
4.35%, 05/15/44	300	251,487
4.30%, 06/15/48	329	267,218
4.45%, 06/15/49	461	377,467
3.63%, 06/15/50	150	106,618
3.45%, 03/15/51	300	207,426
5.00%, 07/15/52(a)	175	154,977
Toledo Edison Co., 6.15%, 05/15/37	276	295,207
Tucson Electric Power Co.
4.85%, 12/01/48	163	140,949
4.00%, 06/15/50	500	374,247
3.25%, 05/01/51	130	84,014
5.50%, 04/15/53	450	422,209
5.90%, 04/15/55	225	222,396
Union Electric Co.
5.30%, 08/01/37	300	301,654
8.45%, 03/15/39	300	381,678
3.90%, 09/15/42	440	355,863
3.65%, 04/15/45	535	406,354
4.00%, 04/01/48	104	81,440
3.25%, 10/01/49	413	278,489
2.63%, 03/15/51	525	311,115
3.90%, 04/01/52	529	400,382
5.45%, 03/15/53	200	191,886
5.25%, 01/15/54	350	324,453
5.13%, 03/15/55	250	229,194
Virginia Electric and Power Co.
6.35%, 11/30/37	550	589,963
8.88%, 11/15/38	750	985,519
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
4.00%, 01/15/43	$638	$ 515,021
4.45%, 02/15/44	788	671,173
4.60%, 12/01/48	424	357,249
3.30%, 12/01/49	359	242,273
2.45%, 12/15/50	1,166	656,049
2.95%, 11/15/51(a)	563	351,251
5.45%, 04/01/53	135	128,683
5.70%, 08/15/53	650	643,360
5.35%, 01/15/54	575	540,224
5.55%, 08/15/54	580	560,757
5.65%, 03/15/55(a)	375	369,961
Series A, 6.00%, 05/15/37	663	699,227
Series B, 6.00%, 01/15/36	829	876,353
Series B, 4.20%, 05/15/45	300	245,395
Series B, 3.80%, 09/15/47	663	497,250
Series C, 4.00%, 11/15/46	575	445,570
Series C, 4.63%, 05/15/52	779	656,317
Series D, 4.65%, 08/15/43	313	275,091
Wisconsin Electric Power Co.
5.70%, 12/01/36	250	263,470
4.30%, 10/15/48(a)	270	219,701
5.05%, 10/01/54	210	190,508
Wisconsin Power and Light Co.
6.38%, 08/15/37	200	217,322
3.65%, 04/01/50	300	212,722
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	77,819
4.75%, 11/01/44	400	355,005
3.30%, 09/01/49	516	352,090
2.85%, 12/01/51(a)	453	279,782
Xcel Energy, Inc.
6.50%, 07/01/36	250	267,967
3.50%, 12/01/49	530	364,190
		249,996,566
Electronic Equipment, Instruments & Components — 0.5%
ABB Finance USA, Inc., 4.38%, 05/08/42	525	463,194
Amphenol Corp., 5.38%, 11/15/54(a)	425	412,959
Corning, Inc.
4.70%, 03/15/37(a)	400	382,540
5.75%, 08/15/40	350	354,249
4.75%, 03/15/42	550	493,361
5.35%, 11/15/48	420	392,390
3.90%, 11/15/49	413	311,746
4.38%, 11/15/57	795	633,989
5.85%, 11/15/68	196	187,721
5.45%, 11/15/79	863	783,683
Emerson Electric Co.
5.25%, 11/15/39	100	100,059
2.75%, 10/15/50	529	331,645
2.80%, 12/21/51(a)	932	584,120
Fortive Corp., 4.30%, 06/15/46	375	305,856
Honeywell International, Inc.
5.70%, 03/15/36	450	470,691
5.70%, 03/15/37	400	416,360
5.38%, 03/01/41(a)	400	404,953
3.81%, 11/21/47	413	316,255
2.80%, 06/01/50	859	540,426
5.25%, 03/01/54	1,775	1,668,909

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
5.35%, 03/01/64	$625	$ 586,552
Tyco Electronics Group SA, 7.13%, 10/01/37	525	605,232
		10,746,890
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,101	1,049,462
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	1,143	890,787
Halliburton Co.
4.85%, 11/15/35	1,179	1,132,146
6.70%, 09/15/38	300	326,183
7.45%, 09/15/39	930	1,078,510
4.50%, 11/15/41	550	470,783
4.75%, 08/01/43	836	721,479
5.00%, 11/15/45(a)	1,309	1,149,261
NOV, Inc., 3.95%, 12/01/42	1,092	820,055
		7,638,666
Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	391	301,227
Republic Services, Inc.
6.20%, 03/01/40	400	431,709
5.70%, 05/15/41	400	409,111
3.05%, 03/01/50	500	335,991
Waste Connections, Inc.
3.05%, 04/01/50	604	394,607
2.95%, 01/15/52	875	552,772
Waste Management, Inc.
2.95%, 06/01/41	570	418,435
4.10%, 03/01/45	530	437,978
4.15%, 07/15/49	663	537,258
2.50%, 11/15/50	1,350	791,479
5.35%, 10/15/54	1,005	970,722
		5,581,289
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	725	579,577
CME Group, Inc.
5.30%, 09/15/43	979	973,395
4.15%, 06/15/48	400	334,022
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,129	813,684
4.25%, 09/21/48	1,113	914,197
3.00%, 06/15/50	1,159	754,534
4.95%, 06/15/52	1,321	1,186,983
3.00%, 09/15/60(a)	1,435	865,426
5.20%, 06/15/62	1,125	1,043,262
Nasdaq, Inc.
2.50%, 12/21/40	250	171,974
3.25%, 04/28/50	30	20,110
3.95%, 03/07/52	1,102	822,090
5.95%, 08/15/53(a)	350	355,934
6.10%, 06/28/63	800	817,238
		9,652,426
Food Products — 1.6%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	450	465,575
4.54%, 03/26/42	350	310,253
4.02%, 04/16/43	59	48,798
3.75%, 09/15/47	254	192,109
4.50%, 03/15/49	529	447,859
Security	Par (000)	Value
Food Products (continued)
Archer-Daniels-Midland Co. (continued)
2.70%, 09/15/51	$600	$ 362,452
Conagra Brands, Inc.
5.30%, 11/01/38	729	684,690
5.40%, 11/01/48(a)	1,073	945,146
General Mills, Inc.
5.40%, 06/15/40	300	291,432
4.70%, 04/17/48	400	342,335
3.00%, 02/01/51(a)	646	409,248
Hershey Co.
3.38%, 08/15/46	275	198,283
3.13%, 11/15/49	413	277,306
2.65%, 06/01/50	400	240,252
Hormel Foods Corp., 3.05%, 06/03/51	513	333,403
Ingredion, Inc., 3.90%, 06/01/50	413	298,383
J.M. Smucker Co.
6.50%, 11/15/43	625	665,133
4.38%, 03/15/45	563	462,835
6.50%, 11/15/53(a)	705	752,718
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,175	891,097
6.50%, 12/01/52	1,325	1,352,936
7.25%, 11/15/53	700	773,614
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(d)
5.50%, 01/15/36	1,100	1,095,941
6.25%, 03/01/56	1,100	1,087,160
6.38%, 04/15/66	1,100	1,087,265
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(d)	410	411,847
Kellanova
4.50%, 04/01/46	678	579,402
5.75%, 05/16/54(a)	275	269,423
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	406,158
Kraft Heinz Foods Co.
6.88%, 01/26/39	813	875,964
4.63%, 10/01/39	88	77,039
6.50%, 02/09/40(a)	321	333,688
5.00%, 06/04/42	1,237	1,102,813
5.20%, 07/15/45	1,428	1,267,901
4.38%, 06/01/46	2,452	1,948,647
4.88%, 10/01/49	1,237	1,033,312
5.50%, 06/01/50	863	780,276
Kroger Co.
6.90%, 04/15/38	350	391,109
5.40%, 07/15/40	500	488,678
5.00%, 04/15/42	250	226,709
5.15%, 08/01/43	209	191,637
3.88%, 10/15/46	513	387,452
4.45%, 02/01/47	729	600,530
4.65%, 01/15/48	213	178,789
5.40%, 01/15/49	713	665,261
3.95%, 01/15/50	725	540,674
5.50%, 09/15/54	1,240	1,168,717
5.65%, 09/15/64	1,495	1,412,182
McCormick & Co., Inc., 4.20%, 08/15/47	360	285,881
Mondelez International, Inc., 2.63%, 09/04/50(a)	1,155	680,316
Sysco Corp.
5.38%, 09/21/35	450	453,305
6.60%, 04/01/40	650	708,308
4.85%, 10/01/45	397	349,373
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Sysco Corp. (continued)
4.50%, 04/01/46	$128	$ 107,392
4.45%, 03/15/48	213	176,848
3.30%, 02/15/50(a)	600	400,997
6.60%, 04/01/50(a)	779	844,561
3.15%, 12/14/51	1,000	636,696
The Campbell’s Co.
4.80%, 03/15/48	620	534,681
3.13%, 04/24/50(a)	590	377,959
5.25%, 10/13/54	350	315,076
Tyson Foods, Inc.
5.15%, 08/15/44	288	260,439
4.55%, 06/02/47	763	632,296
5.10%, 09/28/48	1,318	1,175,525
		37,294,084
Ground Transportation — 2.6%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	272,276
6.15%, 05/01/37	650	705,706
5.75%, 05/01/40	750	776,729
5.05%, 03/01/41	450	427,693
5.40%, 06/01/41	500	494,102
4.95%, 09/15/41	350	328,264
4.40%, 03/15/42	347	303,429
4.38%, 09/01/42	613	531,253
4.45%, 03/15/43	330	288,009
5.15%, 09/01/43	963	919,589
4.90%, 04/01/44	1,013	939,085
4.55%, 09/01/44	813	713,879
4.15%, 04/01/45	1,063	878,283
4.70%, 09/01/45	738	659,793
3.90%, 08/01/46	809	639,797
4.13%, 06/15/47	763	620,558
4.05%, 06/15/48	529	423,278
4.15%, 12/15/48	913	738,787
3.55%, 02/15/50	431	312,724
3.05%, 02/15/51	679	444,089
3.30%, 09/15/51	1,129	772,306
2.88%, 06/15/52	175	108,786
4.45%, 01/15/53	1,150	955,487
5.20%, 04/15/54	810	756,677
5.50%, 03/15/55	1,360	1,326,930
5.80%, 03/15/56	1,325	1,347,364
Canadian National Railway Co.
6.20%, 06/01/36	550	604,113
6.38%, 11/15/37	50	55,396
3.20%, 08/02/46	585	413,897
3.65%, 02/03/48	393	297,111
4.45%, 01/20/49	800	684,454
2.45%, 05/01/50	724	423,586
4.40%, 08/05/52(a)	393	329,785
6.13%, 11/01/53	210	226,061
Canadian Pacific Railway Co.
4.80%, 09/15/35	513	497,051
5.95%, 05/15/37	250	263,940
3.00%, 12/02/41(a)	892	645,649
4.30%, 05/15/43	400	339,253
4.80%, 08/01/45	619	551,672
4.95%, 08/15/45	450	408,170
4.70%, 05/01/48	513	449,665
3.50%, 05/01/50	738	523,871
Security	Par (000)	Value
Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
3.10%, 12/02/51(a)	$1,442	$ 939,644
4.20%, 11/15/69	177	132,421
6.13%, 09/15/2115	913	926,723
CSX Corp.
6.00%, 10/01/36	125	133,129
6.15%, 05/01/37	650	699,672
6.22%, 04/30/40	750	806,236
5.50%, 04/15/41	550	547,172
4.75%, 05/30/42	1,011	920,388
4.10%, 03/15/44	650	535,275
3.80%, 11/01/46	750	578,922
4.30%, 03/01/48	995	820,370
4.75%, 11/15/48	325	285,626
4.50%, 03/15/49	429	361,145
3.35%, 09/15/49	590	408,844
3.80%, 04/15/50	554	415,773
3.95%, 05/01/50	871	672,200
2.50%, 05/15/51(a)	475	272,002
4.50%, 11/15/52(a)	925	772,996
4.50%, 08/01/54	413	341,949
4.90%, 03/15/55(a)	610	540,008
4.25%, 11/01/66	313	238,135
4.65%, 03/01/68	513	415,462
Norfolk Southern Corp.
4.84%, 10/01/41	600	550,132
3.95%, 10/01/42	626	508,406
4.45%, 06/15/45	563	480,857
4.65%, 01/15/46	525	460,302
3.94%, 11/01/47	745	581,184
4.15%, 02/28/48	713	569,676
4.10%, 05/15/49	50	39,260
3.40%, 11/01/49	476	331,442
3.05%, 05/15/50(a)	875	570,443
2.90%, 08/25/51	626	391,472
4.05%, 08/15/52	829	643,828
3.70%, 03/15/53	422	304,913
4.55%, 06/01/53	875	735,330
5.35%, 08/01/54(a)	1,100	1,046,229
3.16%, 05/15/55(a)	954	606,155
5.95%, 03/15/64	325	331,056
5.10%, 08/01/2118	300	252,512
4.10%, 05/15/2121	279	192,330
Union Pacific Corp.
2.89%, 04/06/36	775	636,153
3.60%, 09/15/37	561	483,362
3.55%, 08/15/39	500	415,175
3.20%, 05/20/41	1,050	798,293
3.38%, 02/14/42	493	378,617
4.05%, 11/15/45	388	312,117
4.05%, 03/01/46	516	413,791
3.35%, 08/15/46	275	196,612
4.00%, 04/15/47	500	394,839
4.50%, 09/10/48	413	348,327
4.30%, 03/01/49	750	612,858
3.25%, 02/05/50(a)	1,911	1,302,141
3.80%, 10/01/51	713	531,861
2.95%, 03/10/52	786	495,323
4.95%, 09/09/52(a)	575	521,561
3.50%, 02/14/53	1,516	1,062,641
4.95%, 05/15/53	625	562,267
5.60%, 12/01/54(a)	825	816,851

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
3.88%, 02/01/55	$400	$ 300,106
3.95%, 08/15/59	645	471,881
3.84%, 03/20/60	1,076	770,679
3.55%, 05/20/61	577	383,586
2.97%, 09/16/62	2,100	1,210,385
5.15%, 01/20/63	200	180,832
4.10%, 09/15/67	400	293,112
3.75%, 02/05/70	475	320,210
3.80%, 04/06/71	559	378,968
3.85%, 02/14/72	451	308,846
		58,659,560
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
4.75%, 11/30/36(a)	1,416	1,392,938
6.15%, 11/30/37	550	606,421
6.00%, 04/01/39	250	271,693
5.30%, 05/27/40	863	871,606
4.75%, 04/15/43	263	245,937
4.90%, 11/30/46	2,875	2,679,626
Baxter International, Inc.
3.50%, 08/15/46	238	168,035
3.13%, 12/01/51	946	595,921
Boston Scientific Corp.
6.50%, 11/15/35	140	155,767
4.55%, 03/01/39	465	435,823
7.38%, 01/15/40	50	59,603
4.70%, 03/01/49(a)	914	812,145
Danaher Corp.
4.38%, 09/15/45	675	575,945
2.60%, 10/01/50	788	474,657
2.80%, 12/10/51	960	595,331
DH Europe Finance II SARL
3.25%, 11/15/39	604	480,767
3.40%, 11/15/49	658	466,452
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	915	984,046
Koninklijke Philips NV
6.88%, 03/11/38	824	911,003
5.00%, 03/15/42	313	281,906
Medtronic, Inc., 4.63%, 03/15/45(a)	1,900	1,698,009
Revvity, Inc., 3.63%, 03/15/51	300	204,728
Solventum Corp.
5.90%, 04/30/54(a)	825	819,270
6.00%, 05/15/64	525	518,611
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	150	105,485
Stryker Corp.
4.10%, 04/01/43	425	352,131
4.38%, 05/15/44	175	149,894
4.63%, 03/15/46	836	738,580
2.90%, 06/15/50	438	284,486
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,477	1,059,725
5.40%, 08/10/43	435	430,154
5.30%, 02/01/44	150	146,965
4.10%, 08/15/47	663	545,260
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	300	299,262
4.45%, 08/15/45(a)	388	328,110
		20,746,292
Security	Par (000)	Value
Health Care Providers & Services — 5.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	$66	$ 40,111
Adventist Health System, 3.63%, 03/01/49	227	149,945
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,096
3.39%, 10/15/49	1,585	1,114,583
Series 2020, 3.01%, 06/15/50	198	129,160
Aetna, Inc.
6.63%, 06/15/36	500	537,219
6.75%, 12/15/37	550	593,597
4.50%, 05/15/42	253	208,461
4.75%, 03/15/44	449	377,468
3.88%, 08/15/47	500	361,630
AHS Hospital Corp.
5.02%, 07/01/45	100	92,707
Series 2021, 2.78%, 07/01/51(a)	961	588,535
Allina Health System(a)
Series 2019, 3.89%, 04/15/49	142	105,624
Series 2021, 2.90%, 11/15/51	350	212,807
Ascension Health
3.95%, 11/15/46	943	746,019
Series B, 3.11%, 11/15/39	1,150	890,477
Banner Health
2.91%, 01/01/42	1,140	817,472
2.91%, 01/01/51	231	146,256
Series 2020, 3.18%, 01/01/50(a)	118	76,865
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	538	408,498
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,096	1,310,341
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	97,577
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	105,841
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	834,770
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50(a)	93	56,854
Cigna Group
4.80%, 08/15/38	2,104	1,953,447
3.20%, 03/15/40	929	702,777
6.13%, 11/15/41	350	360,705
4.80%, 07/15/46	1,261	1,090,254
3.88%, 10/15/47	695	516,904
4.90%, 12/15/48	2,493	2,154,981
3.40%, 03/15/50	1,404	946,663
3.40%, 03/15/51	1,561	1,040,054
5.60%, 02/15/54(a)	1,025	968,488
City of Hope, Series 2013, 5.62%, 11/15/43	610	584,716
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	208,353
CommonSpirit Health
4.35%, 11/01/42(a)	100	83,926
3.82%, 10/01/49	1,087	792,025
4.19%, 10/01/49(a)	1,361	1,054,491
3.91%, 10/01/50	200	146,233
6.46%, 11/01/52	343	362,717
5.55%, 12/01/54	805	757,282
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	141,885
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	723,101
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	1,000	690,612
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	$664	$ 507,145
Dignity Health, 5.27%, 11/01/64(a)	151	133,179
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	676,300
Elevance Health, Inc.
5.85%, 01/15/36	200	207,169
6.38%, 06/15/37	350	374,920
4.63%, 05/15/42	975	848,623
4.65%, 01/15/43	259	224,713
5.10%, 01/15/44	745	677,341
4.65%, 08/15/44	888	761,172
4.38%, 12/01/47	679	546,548
4.55%, 03/01/48	820	671,824
3.70%, 09/15/49	450	319,204
3.13%, 05/15/50	999	637,136
3.60%, 03/15/51	1,470	1,017,743
4.55%, 05/15/52	679	547,909
6.10%, 10/15/52	810	814,425
5.13%, 02/15/53	900	792,877
5.65%, 06/15/54(a)	1,440	1,363,636
5.70%, 02/15/55(a)	1,375	1,312,933
5.85%, 11/01/64	850	814,571
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	350	255,460
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	379,511
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	80,489
4.50%, 07/01/57(a)	700	582,193
Series 2020, 2.68%, 09/01/41	126	87,684
Series 2020, 2.88%, 09/01/50	457	285,148
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	113	78,374
HCA, Inc.
5.13%, 06/15/39	979	918,101
4.38%, 03/15/42	500	416,806
5.50%, 06/15/47	1,479	1,366,811
5.25%, 06/15/49	2,056	1,815,645
3.50%, 07/15/51	1,645	1,080,130
4.63%, 03/15/52	1,856	1,482,499
5.90%, 06/01/53	985	943,610
6.00%, 04/01/54(a)	1,690	1,643,099
5.95%, 09/15/54	705	679,974
6.20%, 03/01/55	755	754,359
6.10%, 04/01/64	1,300	1,261,591
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	627	470,184
Humana, Inc.
4.63%, 12/01/42	379	319,659
4.95%, 10/01/44	838	725,861
4.80%, 03/15/47	380	316,569
3.95%, 08/15/49	450	321,709
5.50%, 03/15/53	800	714,622
5.75%, 04/15/54	875	812,533
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	913	565,183
Inova Health System Foundation, 4.07%, 05/15/52	25	19,603
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	156,469
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	871,905
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,119	914,175
Security	Par (000)	Value
Health Care Providers & Services (continued)
Kaiser Foundation Hospitals (continued)
Series 2019, 3.27%, 11/01/49	$643	$ 442,988
Series 2021, 2.81%, 06/01/41	1,530	1,092,099
Series 2021, 3.00%, 06/01/51	2,855	1,841,218
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	628,001
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	454,248
Series 2020, 3.19%, 07/01/49	913	621,013
Series 2020, 3.34%, 07/01/60	429	277,196
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	178,582
Series 2021, 3.20%, 11/15/61	1,001	621,604
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	350	286,626
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	325	228,111
Memorial Health Services, 3.45%, 11/01/49	423	296,745
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42(a)	130	122,239
4.13%, 07/01/52(a)	330	261,255
Series 2015, 4.20%, 07/01/55	100	79,762
Series 2020, 2.96%, 01/01/50	1,505	970,877
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	567,912
Montefiore Obligated Group, 4.29%, 09/01/50	300	203,264
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	74,702
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	1,000	742,834
Series 2019, 3.74%, 07/01/49	225	154,213
Series 2020, 3.39%, 07/01/50(a)	120	74,096
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	241,819
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	21,174
New York and Presbyterian Hospital
2.26%, 08/01/40	513	350,532
4.02%, 08/01/45(a)	597	484,210
2.61%, 08/01/60(a)	413	222,181
Series 2019, 3.95%, 08/01/2119	270	179,885
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	100,162
4.26%, 11/01/47	100	79,468
3.81%, 11/01/49	1,544	1,119,286
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	100	59,947
Novant Health, Inc.
2.64%, 11/01/36	66	51,264
3.17%, 11/01/51	1,058	690,543
3.32%, 11/01/61(a)	141	89,184
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	375	222,413
NYU Langone Hospitals
4.78%, 07/01/44	200	179,240
4.37%, 07/01/47(a)	645	547,608
Series 13-A, 5.75%, 07/01/43	600	604,013
Series 2020, 3.38%, 07/01/55	500	332,595
OhioHealth Corp., 2.83%, 11/15/41	272	193,795
Orlando Health Obligated Group
5.48%, 10/01/35(a)	255	262,050
4.09%, 10/01/48	100	79,444
3.33%, 10/01/50	125	87,142
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	250	208,239
Series 2020, 3.22%, 11/15/50	166	104,319

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Piedmont Healthcare, Inc.
2.86%, 01/01/52(a)	$375	$ 232,637
Series 2042, 2.72%, 01/01/42	106	73,301
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	108	95,170
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	1,599	918,937
Queen’s Health Systems, 4.81%, 07/01/52	60	53,052
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	363	317,218
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	257	169,477
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	213	130,493
Sentara Health, Series 2021, 2.93%, 11/01/51(a)	63	38,799
Stanford Health Care
3.03%, 08/15/51(a)	579	374,519
Series 2018, 3.80%, 11/15/48	500	380,465
Summa Health, 3.51%, 11/15/51(a)	130	102,900
Sutter Health
5.55%, 08/15/53(a)	915	892,031
Series 2018, 4.09%, 08/15/48	27	21,325
Series 2025, 5.54%, 08/15/35	700	719,822
Series 20A, 3.16%, 08/15/40	115	88,286
Series 20A, 3.36%, 08/15/50	800	550,538
Texas Health Resources
2.33%, 11/15/50	382	209,896
4.33%, 11/15/55(a)	125	101,024
Trinity Health Corp.
4.13%, 12/01/45	1,000	809,255
Series 2019, 3.43%, 12/01/48	64	46,588
Series 2021, 2.63%, 12/01/40(a)	29	20,570
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	192,811
UnitedHealth Group, Inc.
5.80%, 03/15/36	1,000	1,039,225
6.50%, 06/15/37	500	543,018
6.63%, 11/15/37	800	877,731
6.88%, 02/15/38	726	815,096
3.50%, 08/15/39	1,784	1,425,578
2.75%, 05/15/40	1,175	839,220
5.95%, 02/15/41	226	230,294
3.05%, 05/15/41	1,239	903,691
4.63%, 11/15/41	496	438,833
4.38%, 03/15/42	650	556,446
3.95%, 10/15/42	597	478,485
4.25%, 03/15/43	1,163	965,436
5.50%, 07/15/44	900	867,234
4.75%, 07/15/45	1,943	1,696,369
4.20%, 01/15/47	620	493,267
4.25%, 04/15/47	829	662,362
3.75%, 10/15/47	1,113	815,686
4.25%, 06/15/48	1,410	1,115,896
4.45%, 12/15/48	779	633,876
3.70%, 08/15/49	1,443	1,033,199
2.90%, 05/15/50	1,319	809,232
3.25%, 05/15/51	2,358	1,538,289
4.75%, 05/15/52	2,000	1,682,112
5.88%, 02/15/53	1,400	1,382,111
5.05%, 04/15/53	1,400	1,230,480
5.38%, 04/15/54	1,800	1,655,522
5.63%, 07/15/54	2,400	2,285,704
5.95%, 06/15/55	85	85,003
3.88%, 08/15/59	1,379	959,307
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.13%, 05/15/60	$1,200	$ 705,009
4.95%, 05/15/62	1,000	842,678
6.05%, 02/15/63	625	623,841
5.20%, 04/15/63	1,305	1,141,962
5.50%, 04/15/64	1,200	1,098,795
5.75%, 07/15/64	1,950	1,860,380
UPMC, 5.38%, 05/15/43	500	474,560
WakeMed, Series A, 3.29%, 10/01/52(a)	159	106,515
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	100	61,508
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48(a)	278	236,588
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	32,562
		117,386,163
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
5.50%, 10/01/35	150	150,810
5.25%, 05/15/36	365	358,424
4.85%, 04/15/49	263	221,311
4.00%, 02/01/50(a)	379	281,387
3.00%, 05/18/51	830	504,232
3.55%, 03/15/52(a)	1,130	764,117
5.15%, 04/15/53	245	214,011
5.63%, 05/15/54(a)	750	702,192
Healthpeak OP LLC, 6.75%, 02/01/41	250	274,011
Ventas Realty LP
5.70%, 09/30/43	350	339,651
4.38%, 02/01/45	400	326,497
4.88%, 04/15/49	100	85,600
Welltower OP LLC
6.50%, 03/15/41	450	493,146
4.95%, 09/01/48(a)	550	505,966
		5,221,355
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	363	295,206
Marriott International, Inc., 5.50%, 04/15/37	800	798,997
McDonald’s Corp.
4.70%, 12/09/35	421	409,217
6.30%, 10/15/37	875	952,592
6.30%, 03/01/38	579	626,980
5.70%, 02/01/39	300	307,226
4.88%, 07/15/40(a)	139	130,416
3.70%, 02/15/42	826	649,909
3.63%, 05/01/43	275	212,113
4.60%, 05/26/45	579	500,001
4.88%, 12/09/45	1,479	1,326,607
4.45%, 03/01/47	863	723,916
4.45%, 09/01/48	225	186,968
3.63%, 09/01/49	1,999	1,449,275
4.20%, 04/01/50	622	493,135
5.15%, 09/09/52	800	732,120
5.45%, 08/14/53(a)	940	901,450
Starbucks Corp.
3.75%, 12/01/47	679	495,777
4.50%, 11/15/48	755	624,850
4.45%, 08/15/49	1,075	878,587
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
3.35%, 03/12/50	$554	$ 370,344
3.50%, 11/15/50(a)	1,135	782,854
		13,848,540
Household Durables — 0.1%
D.R. Horton, Inc., 5.50%, 10/15/35	550	557,718
Leggett & Platt, Inc., 3.50%, 11/15/51	450	289,823
MDC Holdings, Inc.
6.00%, 01/15/43(a)	529	482,087
3.97%, 08/06/61	200	135,485
		1,465,113
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	470	365,490
5.00%, 06/15/52	400	357,586
Kimberly-Clark Corp.
6.63%, 08/01/37	600	688,606
5.30%, 03/01/41	413	412,838
3.20%, 07/30/46	311	220,373
3.90%, 05/04/47	470	371,483
2.88%, 02/07/50	660	427,592
		2,843,968
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37(a)	350	366,691
3.88%, 06/15/44	300	238,156
3.13%, 09/19/46	563	383,896
3.63%, 10/15/47	600	440,842
4.00%, 09/14/48(a)	1,279	1,011,028
3.25%, 08/26/49	955	646,792
3.70%, 04/15/50(a)	518	377,002
Eaton Corp.
4.15%, 11/02/42	813	695,738
3.92%, 09/15/47	250	198,529
4.70%, 08/23/52(a)	500	443,515
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	531,994
3.90%, 09/01/42	1,275	1,050,482
Parker-Hannifin Corp.
6.25%, 05/15/38	295	319,812
4.45%, 11/21/44	525	453,257
4.10%, 03/01/47	613	494,564
4.00%, 06/14/49(a)	463	364,680
		8,016,978
Insurance — 3.5%
Aflac, Inc.
4.00%, 10/15/46	515	401,630
4.75%, 01/15/49	293	253,262
Alleghany Corp.
4.90%, 09/15/44	250	226,854
3.25%, 08/15/51	504	338,030
Allstate Corp.
5.95%, 04/01/36	350	370,338
4.50%, 06/15/43	547	471,658
4.20%, 12/15/46	579	470,981
3.85%, 08/10/49	559	421,090
(3-mo. SOFR US + 2.38%), 6.50%, 05/15/67(a)(b)	325	332,388
American Financial Group, Inc., 4.50%, 06/15/47	445	359,219
American International Group, Inc.
4.50%, 07/16/44	500	434,045
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued)
4.80%, 07/10/45(a)	$200	$ 179,683
4.75%, 04/01/48(a)	929	817,915
4.38%, 06/30/50	1,038	858,575
Aon Corp., 6.25%, 09/30/40	105	111,561
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	1,100	672,585
3.90%, 02/28/52	939	688,938
Aon Global Ltd.
4.60%, 06/14/44	588	506,881
4.75%, 05/15/45	663	576,347
Aon North America, Inc., 5.75%, 03/01/54	1,520	1,480,236
Arch Capital Finance LLC, 5.03%, 12/15/46	600	540,408
Arch Capital Group Ltd., 3.64%, 06/30/50	629	456,083
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	459	423,830
Arthur J Gallagher & Co.
3.50%, 05/20/51	963	661,050
3.05%, 03/09/52	200	123,987
5.75%, 03/02/53	444	428,775
6.75%, 02/15/54	535	583,009
5.75%, 07/15/54	455	438,901
5.55%, 02/15/55	1,405	1,326,528
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	272,940
Athene Holding Ltd.
3.95%, 05/25/51	494	346,182
3.45%, 05/15/52	500	316,131
6.25%, 04/01/54	875	863,264
6.63%, 05/19/55	400	411,170
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	300	321,201
4.40%, 05/15/42	676	614,239
4.30%, 05/15/43	563	491,117
4.20%, 08/15/48(a)	2,159	1,788,542
4.25%, 01/15/49	1,879	1,566,749
2.85%, 10/15/50(a)	2,004	1,273,408
2.50%, 01/15/51	928	548,952
3.85%, 03/15/52	2,392	1,825,612
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	844,239
Brighthouse Financial, Inc.
4.70%, 06/22/47	485	359,418
3.85%, 12/22/51	250	153,339
Brown & Brown, Inc.
4.95%, 03/17/52(a)	470	402,132
6.25%, 06/23/55	1,120	1,148,258
Chubb Corp.
6.00%, 05/11/37	700	751,336
Series 1, 6.50%, 05/15/38	326	363,498
Chubb INA Holdings LLC
6.70%, 05/15/36	300	337,938
4.15%, 03/13/43	447	378,312
4.35%, 11/03/45	1,559	1,337,595
2.85%, 12/15/51	838	534,336
3.05%, 12/15/61(a)	1,286	780,209
Corebridge Financial, Inc.
4.35%, 04/05/42	225	188,770
4.40%, 04/05/52(a)	1,105	884,133
Equitable Holdings, Inc., 5.00%, 04/20/48	942	829,901
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	329,619
3.50%, 10/15/50(a)	1,113	755,141

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Everest Reinsurance Holdings, Inc. (continued)
3.13%, 10/15/52	$715	$ 442,690
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	895,162
6.10%, 03/15/55	500	486,079
Fidelity National Financial, Inc., 3.20%, 09/17/51	522	320,694
Hartford Insurance Group, Inc.
5.95%, 10/15/36	200	211,167
6.10%, 10/01/41	376	389,992
4.30%, 04/15/43	200	168,164
4.40%, 03/15/48	500	416,530
3.60%, 08/19/49	656	477,325
2.90%, 09/15/51(a)	629	393,718
Jackson Financial, Inc., 4.00%, 11/23/51	500	337,731
Lincoln National Corp.
6.30%, 10/09/37	363	380,040
7.00%, 06/15/40	450	495,195
4.35%, 03/01/48	115	91,353
Loews Corp., 4.13%, 05/15/43	675	565,655
Manulife Financial Corp., 5.38%, 03/04/46	679	669,540
Markel Group, Inc.
5.00%, 04/05/46	525	463,794
4.30%, 11/01/47	220	175,234
5.00%, 05/20/49	600	521,564
4.15%, 09/17/50	213	162,515
3.45%, 05/07/52	575	384,121
6.00%, 05/16/54	615	611,338
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	375	353,462
5.35%, 11/15/44	230	222,021
4.35%, 01/30/47	513	428,677
4.20%, 03/01/48	538	438,093
4.90%, 03/15/49	2,029	1,812,564
2.90%, 12/15/51	518	321,172
6.25%, 11/01/52	400	428,068
5.45%, 03/15/53	460	440,476
5.70%, 09/15/53(a)	625	621,762
5.45%, 03/15/54	550	526,593
5.40%, 03/15/55	1,360	1,297,349
MetLife, Inc.
5.88%, 02/06/41	655	675,133
4.13%, 08/13/42	825	690,348
4.88%, 11/13/43	1,036	945,459
4.72%, 12/15/44	450	397,046
4.05%, 03/01/45	1,013	822,320
4.60%, 05/13/46	893	786,458
5.00%, 07/15/52	1,185	1,067,686
5.25%, 01/15/54(a)	900	843,192
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	339,147
Old Republic International Corp., 3.85%, 06/11/51	550	387,102
Principal Financial Group, Inc.
6.05%, 10/15/36	300	318,503
4.63%, 09/15/42	250	221,593
4.35%, 05/15/43	300	255,166
4.30%, 11/15/46	288	238,917
5.50%, 03/15/53	325	311,968
Progressive Corp.
4.35%, 04/25/44	376	321,099
3.70%, 01/26/45	130	100,797
4.13%, 04/15/47	763	623,813
4.20%, 03/15/48	513	421,235
3.95%, 03/26/50	563	438,126
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (continued)
3.70%, 03/15/52	$655	$ 486,984
Prudential Financial, Inc.
5.70%, 12/14/36(a)	900	939,723
6.63%, 12/01/37	375	417,709
3.00%, 03/10/40	579	436,719
6.63%, 06/21/40	200	222,409
4.60%, 05/15/44	463	406,320
3.91%, 12/07/47	663	513,492
4.42%, 03/27/48	450	373,059
3.94%, 12/07/49	1,077	818,198
4.35%, 02/25/50	1,054	865,455
3.70%, 03/13/51	1,211	882,949
Selective Insurance Group, Inc., 5.38%, 03/01/49	300	267,771
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	372,927
Travelers Cos., Inc.
6.75%, 06/20/36	163	185,814
6.25%, 06/15/37	963	1,057,675
5.35%, 11/01/40	750	746,967
4.60%, 08/01/43	302	267,874
4.30%, 08/25/45	363	305,210
3.75%, 05/15/46	550	424,960
4.00%, 05/30/47	713	568,074
4.05%, 03/07/48	350	279,838
4.10%, 03/04/49	488	390,380
2.55%, 04/27/50	575	341,677
3.05%, 06/08/51	729	475,701
5.45%, 05/25/53	650	631,584
5.70%, 07/24/55	570	574,715
Unum Group
5.75%, 08/15/42	463	449,107
4.50%, 12/15/49	313	247,432
4.13%, 06/15/51	475	350,674
6.00%, 06/15/54	530	516,199
W R Berkley Corp.
4.75%, 08/01/44	350	305,560
4.00%, 05/12/50	313	236,548
3.55%, 03/30/52	363	249,489
3.15%, 09/30/61(a)	500	303,916
Willis North America, Inc.
5.05%, 09/15/48	100	88,364
3.88%, 09/15/49	630	462,673
5.90%, 03/05/54	550	541,416
XL Group Ltd., 5.25%, 12/15/43	300	286,678
		79,419,654
Interactive Media & Services — 0.9%
Alphabet, Inc.
1.90%, 08/15/40	1,091	724,009
2.05%, 08/15/50(a)	2,310	1,271,502
5.25%, 05/15/55	1,105	1,084,930
2.25%, 08/15/60(a)	2,251	1,180,863
5.30%, 05/15/65	1,335	1,296,176
Meta Platforms, Inc.
4.45%, 08/15/52	3,274	2,747,340
5.60%, 05/15/53(a)	2,395	2,371,139
5.40%, 08/15/54	3,015	2,915,304
4.65%, 08/15/62	1,500	1,256,370
5.75%, 05/15/63	1,740	1,747,045
5.55%, 08/15/64	1,925	1,868,076
Netflix, Inc., 5.40%, 08/15/54	900	879,746
		19,342,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services — 1.1%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	$1,078	$ 962,183
2.70%, 02/09/41(a)	950	674,057
4.20%, 12/06/47	1,751	1,429,046
3.15%, 02/09/51	1,166	772,762
5.63%, 11/26/54(d)	200	198,245
4.40%, 12/06/57	478	388,721
3.25%, 02/09/61(a)	1,150	726,102
Amazon.com, Inc.
3.88%, 08/22/37	2,129	1,914,198
2.88%, 05/12/41	2,185	1,625,418
4.95%, 12/05/44	1,438	1,384,335
4.05%, 08/22/47	2,548	2,095,026
2.50%, 06/03/50(a)	3,029	1,811,104
3.10%, 05/12/51	3,759	2,523,008
3.95%, 04/13/52	1,951	1,533,466
4.25%, 08/22/57	1,634	1,329,320
2.70%, 06/03/60	2,529	1,453,435
3.25%, 05/12/61	2,379	1,544,181
4.10%, 04/13/62	1,054	821,478
eBay, Inc.
4.00%, 07/15/42	800	646,641
3.65%, 05/10/51	913	657,916
JD.com, Inc., 4.13%, 01/14/50(a)	450	357,316
Uber Technologies, Inc., 5.35%, 09/15/54	1,310	1,222,052
		26,070,010
IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	766	561,814
4.50%, 08/15/46	100	81,501
Fiserv, Inc., 4.40%, 07/01/49	1,727	1,378,793
IBM International Capital Pte. Ltd.(a)
5.25%, 02/05/44	950	907,360
5.30%, 02/05/54	1,350	1,253,483
International Business Machines Corp.
4.15%, 05/15/39	2,270	1,987,329
5.60%, 11/30/39	850	865,762
2.85%, 05/15/40	655	480,008
4.00%, 06/20/42	1,152	950,407
4.70%, 02/19/46	691	605,167
4.25%, 05/15/49	2,595	2,078,506
2.95%, 05/15/50(a)	764	480,951
3.43%, 02/09/52	350	238,052
4.90%, 07/27/52(a)	800	703,180
5.10%, 02/06/53	450	406,607
5.70%, 02/10/55	600	591,036
7.13%, 12/01/96	150	178,670
Kyndryl Holdings, Inc., 4.10%, 10/15/41	529	414,320
		14,162,946
Leisure Products — 0.1%
Brunswick Corp./DE, 5.10%, 04/01/52	329	253,637
Harley-Davidson, Inc., 4.63%, 07/28/45	246	196,672
Hasbro, Inc.
6.35%, 03/15/40	463	479,522
5.10%, 05/15/44	255	221,684
Mattel, Inc., 5.45%, 11/01/41	250	225,078
		1,376,593
Machinery — 0.5%
Caterpillar, Inc.
5.30%, 09/15/35	250	256,777
6.05%, 08/15/36	690	749,630
Security	Par (000)	Value
Machinery (continued)
Caterpillar, Inc. (continued)
5.20%, 05/27/41	$394	$ 389,677
3.80%, 08/15/42	1,703	1,396,653
4.30%, 05/15/44	175	150,744
3.25%, 09/19/49	1,029	717,873
3.25%, 04/09/50	1,054	733,312
5.50%, 05/15/55	80	79,096
4.75%, 05/15/64	325	283,926
Deere & Co.
3.90%, 06/09/42	1,179	998,466
2.88%, 09/07/49(a)	317	208,741
3.75%, 04/15/50	675	520,227
5.70%, 01/19/55(a)	630	646,454
Dover Corp.
5.38%, 10/15/35	300	309,103
5.38%, 03/01/41	200	194,050
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	440	434,586
Otis Worldwide Corp.
3.11%, 02/15/40	654	498,112
3.36%, 02/15/50(a)	676	466,579
Rockwell Automation, Inc.(a)
4.20%, 03/01/49	504	414,686
2.80%, 08/15/61	260	149,776
Snap-on, Inc.
4.10%, 03/01/48	350	280,246
3.10%, 05/01/50	404	271,663
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	333,880
4.85%, 11/15/48	263	224,188
2.75%, 11/15/50(a)	775	442,777
Xylem, Inc./New York, 4.38%, 11/01/46	213	174,221
		11,325,443
Media — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	1,763	1,826,040
5.38%, 04/01/38	129	119,247
3.50%, 06/01/41	779	556,471
3.50%, 03/01/42	863	607,084
6.48%, 10/23/45	2,801	2,723,263
5.38%, 05/01/47	2,043	1,727,385
5.75%, 04/01/48	2,134	1,892,574
5.13%, 07/01/49(a)	1,229	995,636
4.80%, 03/01/50(a)	2,526	1,961,966
3.70%, 04/01/51(a)	2,271	1,469,506
3.90%, 06/01/52	2,525	1,676,088
5.25%, 04/01/53(a)	1,502	1,238,861
6.83%, 10/23/55	263	262,716
3.85%, 04/01/61	2,267	1,394,992
4.40%, 12/01/61	1,179	801,238
3.95%, 06/30/62	1,943	1,211,902
5.50%, 04/01/63	500	409,874
Comcast Corp.
4.40%, 08/15/35	338	318,711
6.50%, 11/15/35	200	220,740
3.20%, 07/15/36	1,213	1,010,691
6.45%, 03/15/37	350	382,050
3.90%, 03/01/38	1,363	1,172,521
4.60%, 10/15/38	1,070	983,740
6.55%, 07/01/39(a)	200	219,104
3.25%, 11/01/39	1,579	1,228,403
3.75%, 04/01/40(a)	1,129	927,514

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.65%, 07/15/42	$375	$ 330,411
4.75%, 03/01/44	308	270,367
4.60%, 08/15/45	436	373,328
3.40%, 07/15/46	1,413	997,633
4.00%, 08/15/47	1,163	891,392
3.97%, 11/01/47	1,393	1,063,325
4.00%, 03/01/48	1,263	966,682
4.70%, 10/15/48	1,536	1,306,253
4.00%, 11/01/49(a)	2,339	1,762,129
3.45%, 02/01/50	2,000	1,362,932
2.80%, 01/15/51	1,450	859,581
2.89%, 11/01/51	4,559	2,740,110
2.45%, 08/15/52(a)	2,384	1,283,951
4.05%, 11/01/52	597	443,759
5.35%, 05/15/53(a)	1,590	1,457,834
5.65%, 06/01/54	690	661,863
6.05%, 05/15/55	1,300	1,317,409
2.94%, 11/01/56	5,851	3,384,122
4.95%, 10/15/58	629	535,371
2.65%, 08/15/62	1,300	669,298
2.99%, 11/01/63	3,329	1,849,149
5.50%, 05/15/64	1,065	981,656
Discovery Communications LLC, 6.35%, 06/01/40	750	502,995
Fox Corp.
5.48%, 01/25/39	879	853,568
5.58%, 01/25/49(a)	1,129	1,056,046
Grupo Televisa SAB
6.63%, 01/15/40	513	475,584
5.00%, 05/13/45	650	460,283
6.13%, 01/31/46	902	728,290
5.25%, 05/24/49(a)	601	423,574
NBCUniversal Media LLC
6.40%, 04/30/40(a)	300	322,951
5.95%, 04/01/41	516	529,948
4.45%, 01/15/43	680	580,076
Paramount Global
6.88%, 04/30/36	563	583,990
5.90%, 10/15/40	200	183,839
4.85%, 07/01/42	443	356,355
4.38%, 03/15/43	686	519,923
5.85%, 09/01/43	161	143,672
5.25%, 04/01/44	163	132,119
4.90%, 08/15/44(a)	279	219,695
4.60%, 01/15/45	600	458,770
4.95%, 05/19/50	629	489,633
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,504,680
7.30%, 07/01/38	1,425	1,539,011
6.75%, 06/15/39	1,626	1,669,244
5.88%, 11/15/40	1,188	1,123,311
5.50%, 09/01/41	1,275	1,148,060
4.50%, 09/15/42	1,663	1,304,113
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	225	198,038
3.70%, 12/01/42	500	396,502
4.13%, 06/01/44	488	404,831
3.00%, 07/30/46	600	401,445
Series E, 4.13%, 12/01/41	538	455,490
Walt Disney Co.
6.40%, 12/15/35	903	1,010,490
6.15%, 03/01/37	300	328,442
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
6.65%, 11/15/37	$1,186	$ 1,345,955
4.63%, 03/23/40	854	806,243
3.50%, 05/13/40	1,275	1,042,055
6.15%, 02/15/41	650	694,390
5.40%, 10/01/43	650	645,583
4.75%, 09/15/44	513	463,770
4.95%, 10/15/45	150	137,765
7.75%, 12/01/45	250	313,826
4.75%, 11/15/46	373	333,000
2.75%, 09/01/49	2,379	1,486,523
4.70%, 03/23/50(a)	1,552	1,376,998
3.60%, 01/13/51	2,424	1,778,712
3.80%, 05/13/60(a)	1,189	864,358
		84,641,018
Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39	696	766,537
6.75%, 03/01/41	225	237,346
6.35%, 06/17/54(a)	475	477,483
Barrick Gold Corp.
6.45%, 10/15/35	250	272,232
5.25%, 04/01/42	500	477,057
Barrick North America Finance LLC
5.70%, 05/30/41	613	612,553
5.75%, 05/01/43	663	665,989
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	913	937,328
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	813	696,704
5.00%, 09/30/43	2,434	2,299,090
5.50%, 09/08/53(a)	685	676,042
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,344	1,267,536
Newmont Corp.
6.25%, 10/01/39	650	711,304
4.88%, 03/15/42	827	776,374
5.45%, 06/09/44	330	321,261
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/41	600	603,678
4.20%, 05/13/50	325	265,387
Nucor Corp.
6.40%, 12/01/37	550	602,508
5.20%, 08/01/43	350	334,553
4.40%, 05/01/48	350	291,304
3.85%, 04/01/52	650	487,193
2.98%, 12/15/55	238	144,628
Precision Castparts Corp.
3.90%, 01/15/43	400	322,339
4.38%, 06/15/45	213	179,214
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,161,469
2.75%, 11/02/51	1,189	719,121
Rio Tinto Finance USA PLC
4.75%, 03/22/42	663	600,589
4.13%, 08/21/42	788	663,673
5.13%, 03/09/53	1,280	1,175,391
5.75%, 03/14/55	1,455	1,457,306
5.88%, 03/14/65	625	627,746
Southern Copper Corp.
6.75%, 04/16/40	719	782,996
5.25%, 11/08/42	1,300	1,204,888
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Southern Copper Corp. (continued)
5.88%, 04/23/45	$1,238	$ 1,220,207
Steel Dynamics, Inc.
3.25%, 10/15/50	721	472,810
5.75%, 05/15/55	350	340,654
Vale Overseas Ltd.
6.88%, 11/21/36(a)	929	1,010,981
6.88%, 11/10/39	236	256,142
6.40%, 06/28/54	1,675	1,643,463
Vale SA, 5.63%, 09/11/42	579	567,826
Valmont Industries, Inc., 5.00%, 10/01/44(a)	729	653,280
		28,984,182
Multi-Utilities — 0.8%
Atmos Energy Corp.
5.50%, 06/15/41	450	450,432
4.15%, 01/15/43	476	397,140
4.13%, 10/15/44	815	672,515
4.30%, 10/01/48	788	648,527
4.13%, 03/15/49	115	91,016
3.38%, 09/15/49	570	393,868
2.85%, 02/15/52	200	122,164
5.75%, 10/15/52	500	500,629
6.20%, 11/15/53	550	590,291
5.00%, 12/15/54(a)	400	361,837
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	163	163,019
NiSource, Inc.
5.95%, 06/15/41	519	525,510
5.25%, 02/15/43	151	141,232
4.80%, 02/15/44	963	850,005
5.65%, 02/01/45	678	658,597
4.38%, 05/15/47	688	565,366
3.95%, 03/30/48(a)	775	594,300
5.00%, 06/15/52	450	396,794
5.85%, 04/01/55	1,500	1,478,978
ONE Gas, Inc.
4.66%, 02/01/44	563	491,384
4.50%, 11/01/48	350	290,565
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	222,382
3.64%, 11/01/46	255	183,631
3.35%, 06/01/50	604	402,114
5.05%, 05/15/52	125	109,877
Southern California Gas Co.
5.13%, 11/15/40	75	70,675
3.75%, 09/15/42	600	466,043
6.35%, 11/15/52(a)	625	668,285
5.75%, 06/01/53	520	510,538
5.60%, 04/01/54	450	439,529
6.00%, 06/15/55(a)	750	763,066
Series UU, 4.13%, 06/01/48	413	321,144
Series VV, 4.30%, 01/15/49	304	243,129
Series WW, 3.95%, 02/15/50	150	112,221
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	625	635,410
4.40%, 06/01/43(a)	236	197,446
3.95%, 10/01/46	720	553,419
4.40%, 05/30/47	400	326,088
Series 2021-A, 3.15%, 09/30/51	695	442,078
Southwest Gas Corp.
4.15%, 06/01/49	400	305,529
Security	Par (000)	Value
Multi-Utilities (continued)
Southwest Gas Corp. (continued)
3.18%, 08/15/51	$345	$ 225,724
Spire Missouri, Inc., 3.30%, 06/01/51	400	267,187
Washington Gas Light Co.
3.65%, 09/15/49	513	364,673
Series K, 3.80%, 09/15/46	350	261,074
		18,475,431
Office REITs — 0.0%
Kilroy Realty LP, 6.25%, 01/15/36	300	301,065
Oil, Gas & Consumable Fuels — 8.3%
APA Corp.(d)
5.35%, 07/01/49	375	297,726
6.75%, 02/15/55	400	376,028
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,530	1,130,287
3.00%, 02/24/50	1,929	1,230,266
2.77%, 11/10/50(a)	1,684	1,017,810
2.94%, 06/04/51	2,042	1,267,936
3.00%, 03/17/52(a)	963	604,074
3.38%, 02/08/61(a)	2,077	1,334,755
Burlington Resources LLC, 5.95%, 10/15/36	250	263,741
Canadian Natural Resources Ltd.
6.50%, 02/15/37	400	421,274
6.25%, 03/15/38	1,000	1,032,732
6.75%, 02/01/39	250	266,161
4.95%, 06/01/47	843	723,032
Cenovus Energy, Inc.
5.25%, 06/15/37	390	366,219
6.75%, 11/15/39(a)	628	671,219
5.40%, 06/15/47	777	694,780
3.75%, 02/15/52(a)	209	141,404
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	563	463,833
Chevron Corp., 3.08%, 05/11/50	1,200	799,941
Chevron USA, Inc.
6.00%, 03/01/41	350	372,834
5.25%, 11/15/43(a)	250	243,975
2.34%, 08/12/50(a)	838	477,476
CNOOC Finance 2013 Ltd.
4.25%, 05/09/43	250	225,203
3.30%, 09/30/49	600	449,397
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	177,314
CNOOC Petroleum North America ULC
6.40%, 05/15/37	550	637,147
7.50%, 07/30/39	200	258,609
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	425	411,926
ConocoPhillips
5.90%, 05/15/38	25	26,099
6.50%, 02/01/39	1,650	1,826,698
4.88%, 10/01/47	500	439,885
ConocoPhillips Co.
3.76%, 03/15/42	830	661,884
4.30%, 11/15/44	529	440,202
5.95%, 03/15/46	400	419,395
3.80%, 03/15/52	1,388	1,005,047
5.30%, 05/15/53(a)	480	442,349
5.55%, 03/15/54(a)	940	894,317
5.50%, 01/15/55(a)	1,415	1,338,095
4.03%, 03/15/62	1,555	1,119,133
5.70%, 09/15/63	850	811,874

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
5.65%, 01/15/65	$590	$ 558,137
Continental Resources, Inc., 4.90%, 06/01/44	543	426,428
Coterra Energy, Inc., 5.90%, 02/15/55	760	707,645
DCP Midstream Operating LP, 5.60%, 04/01/44	250	231,506
Devon Energy Corp.
5.60%, 07/15/41	513	475,628
4.75%, 05/15/42	819	686,760
5.00%, 06/15/45	763	636,836
5.75%, 09/15/54(a)	1,220	1,093,862
Diamondback Energy, Inc.
4.40%, 03/24/51	663	514,628
4.25%, 03/15/52	475	358,745
6.25%, 03/15/53(a)	800	793,591
5.75%, 04/18/54	1,060	983,206
5.90%, 04/18/64	950	877,805
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,175	1,124,182
6.20%, 01/15/55(a)	130	134,110
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	260,046
4.60%, 12/15/44	600	504,129
Enbridge Energy Partners LP
5.50%, 09/15/40	375	363,188
7.38%, 10/15/45	335	386,159
Series B, 7.50%, 04/15/38	350	408,009
Enbridge, Inc.
4.50%, 06/10/44	613	506,908
5.50%, 12/01/46	750	714,789
4.00%, 11/15/49	454	336,361
3.40%, 08/01/51	1,139	752,023
6.70%, 11/15/53(a)	1,135	1,225,230
5.95%, 04/05/54(a)	1,260	1,246,071
Energy Transfer LP
6.63%, 10/15/36	370	396,670
7.50%, 07/01/38	500	570,577
6.05%, 06/01/41	700	699,910
6.50%, 02/01/42	963	1,003,798
6.10%, 02/15/42(a)	250	247,594
4.95%, 01/15/43	438	375,223
5.15%, 02/01/43	413	363,248
5.95%, 10/01/43	397	381,989
5.30%, 04/01/44	826	737,928
5.00%, 05/15/44	413	356,415
5.15%, 03/15/45	1,279	1,121,509
5.35%, 05/15/45	913	819,924
6.13%, 12/15/45	1,036	1,019,303
5.30%, 04/15/47	1,020	897,828
5.40%, 10/01/47	1,079	960,069
6.00%, 06/15/48	1,000	958,481
6.25%, 04/15/49(a)	1,629	1,607,194
5.00%, 05/15/50	2,200	1,836,512
5.95%, 05/15/54(a)	1,975	1,869,162
6.05%, 09/01/54	875	839,472
6.20%, 04/01/55(a)	750	735,405
Series 20Y, 5.80%, 06/15/38	350	349,935
Enterprise Products Operating LLC
5.20%, 01/15/36	1,325	1,325,903
7.55%, 04/15/38	400	469,633
6.13%, 10/15/39	600	634,048
6.45%, 09/01/40	600	651,948
5.95%, 02/01/41	697	717,824
4.85%, 08/15/42	850	771,280
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.45%, 02/15/43	$1,308	$ 1,119,262
4.85%, 03/15/44	1,829	1,644,771
5.10%, 02/15/45	1,186	1,096,433
4.90%, 05/15/46	1,161	1,037,505
4.25%, 02/15/48	1,279	1,029,912
4.80%, 02/01/49	929	803,805
4.20%, 01/31/50	1,078	850,960
3.70%, 01/31/51	625	448,081
3.20%, 02/15/52	1,204	784,940
3.30%, 02/15/53(a)	631	415,091
4.95%, 10/15/54	550	476,875
5.55%, 02/16/55(a)	1,225	1,176,422
3.95%, 01/31/60	800	579,894
EOG Resources, Inc.
5.35%, 01/15/36	775	780,680
4.95%, 04/15/50	613	541,096
5.65%, 12/01/54(a)	855	831,595
5.95%, 07/15/55	340	343,389
Equinor ASA
3.63%, 04/06/40	829	692,177
5.10%, 08/17/40	911	891,540
4.25%, 11/23/41	500	441,619
3.95%, 05/15/43	1,250	1,045,481
4.80%, 11/08/43	450	416,558
3.25%, 11/18/49	945	659,049
3.70%, 04/06/50	1,004	758,159
Exxon Mobil Corp.
3.00%, 08/16/39	713	553,020
4.23%, 03/19/40	1,844	1,638,726
3.57%, 03/06/45	1,025	780,365
4.11%, 03/01/46	2,504	2,043,030
3.10%, 08/16/49	1,318	878,130
4.33%, 03/19/50	2,518	2,077,274
3.45%, 04/15/51	2,465	1,740,303
Hess Corp.
6.00%, 01/15/40	675	722,313
5.60%, 02/15/41	1,079	1,092,963
5.80%, 04/01/47(a)	604	613,274
Kinder Morgan Energy Partners LP
6.50%, 02/01/37(a)	576	612,935
6.95%, 01/15/38	1,286	1,417,172
6.50%, 09/01/39	600	635,768
6.55%, 09/15/40	550	582,327
7.50%, 11/15/40	300	344,470
6.38%, 03/01/41	413	429,108
5.63%, 09/01/41	300	288,061
5.00%, 08/15/42	650	578,767
4.70%, 11/01/42(a)	400	344,503
5.00%, 03/01/43	763	681,615
5.50%, 03/01/44	745	698,520
5.40%, 09/01/44	363	336,149
Kinder Morgan, Inc.
5.55%, 06/01/45	1,486	1,396,545
5.05%, 02/15/46	770	676,161
5.20%, 03/01/48(a)	486	433,726
3.25%, 08/01/50	500	320,642
3.60%, 02/15/51(a)	1,829	1,251,094
5.45%, 08/01/52(a)	225	205,047
5.95%, 08/01/54(a)	820	799,476
Marathon Petroleum Corp.
6.50%, 03/01/41	1,425	1,487,296
4.75%, 09/15/44	763	636,257
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (continued)
4.50%, 04/01/48	$259	$ 200,543
5.00%, 09/15/54	650	529,504
MPLX LP
4.50%, 04/15/38	1,925	1,697,832
5.20%, 03/01/47	1,029	893,148
5.20%, 12/01/47	813	705,149
4.70%, 04/15/48	1,186	958,473
5.50%, 02/15/49	1,504	1,357,256
4.95%, 03/14/52	1,321	1,090,531
5.65%, 03/01/53	390	355,669
5.95%, 04/01/55	900	852,960
4.90%, 04/15/58	250	201,632
Occidental Petroleum Corp.
6.45%, 09/15/36	1,300	1,323,526
7.95%, 06/15/39	275	306,879
6.20%, 03/15/40	700	685,434
6.60%, 03/15/46(a)	750	741,813
4.40%, 04/15/46	575	424,926
4.20%, 03/15/48	250	172,592
6.05%, 10/01/54(a)	990	904,581
ONEOK Partners LP
6.65%, 10/01/36	500	538,976
6.85%, 10/15/37	500	547,436
6.13%, 02/01/41	575	577,128
6.20%, 09/15/43	250	249,676
ONEOK, Inc.
5.15%, 10/15/43	600	529,020
5.60%, 04/01/44	300	274,104
5.05%, 04/01/45	400	340,144
4.25%, 09/15/46	563	426,391
5.45%, 06/01/47	350	310,718
4.95%, 07/13/47	504	421,136
4.20%, 10/03/47	460	345,153
5.20%, 07/15/48	763	660,433
4.85%, 02/01/49	550	448,262
4.45%, 09/01/49(a)	625	477,926
3.95%, 03/01/50	811	574,851
4.50%, 03/15/50	413	315,723
7.15%, 01/15/51	250	271,384
6.63%, 09/01/53	950	982,694
5.70%, 11/01/54(a)	1,300	1,195,718
5.85%, 11/01/64	975	897,685
Ovintiv, Inc.
6.63%, 08/15/37	375	385,079
6.50%, 02/01/38	443	451,435
7.10%, 07/15/53	200	207,531
Phillips 66
5.88%, 05/01/42	1,326	1,316,264
4.88%, 11/15/44	1,636	1,418,779
3.30%, 03/15/52	1,067	686,448
Phillips 66 Co.
4.68%, 02/15/45	100	83,604
4.90%, 10/01/46	713	606,625
5.65%, 06/15/54	450	416,037
5.50%, 03/15/55(a)	775	703,946
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	800	862,455
5.15%, 06/01/42	350	311,145
4.30%, 01/31/43	300	237,602
4.70%, 06/15/44	420	347,548
4.90%, 02/15/45	579	491,787
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	400	420,260
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell Finance U.S., Inc.
4.55%, 08/12/43	$1,259	$ 1,105,005
4.38%, 05/11/45	1,873	1,579,691
4.00%, 05/10/46	2,036	1,613,632
3.75%, 09/12/46	795	606,736
3.25%, 04/06/50(a)	1,239	844,543
Shell International Finance BV
6.38%, 12/15/38	2,676	2,955,961
5.50%, 03/25/40	525	529,279
2.88%, 11/26/41	563	403,089
3.63%, 08/21/42	600	468,016
4.38%, 05/11/45	500	421,194
3.13%, 11/07/49	1,378	919,334
3.25%, 04/06/50(a)	600	402,047
3.00%, 11/26/51	650	416,975
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(d)	550	521,118
Spectra Energy Partners LP
5.95%, 09/25/43	100	98,559
4.50%, 03/15/45	810	670,813
Suncor Energy, Inc.
6.80%, 05/15/38	483	519,420
6.50%, 06/15/38	250	263,929
6.85%, 06/01/39	613	663,480
4.00%, 11/15/47(a)	829	609,635
3.75%, 03/04/51(a)	721	501,918
Targa Resources Corp.
5.55%, 08/15/35(a)	750	751,189
5.65%, 02/15/36	675	678,651
4.95%, 04/15/52(a)	852	707,018
6.25%, 07/01/52	350	344,753
6.50%, 02/15/53	850	869,062
6.13%, 05/15/55	720	703,720
TotalEnergies Capital International SA
2.99%, 06/29/41	350	258,427
3.46%, 07/12/49	863	608,584
3.13%, 05/29/50	1,804	1,189,985
3.39%, 06/29/60(a)	429	280,350
TotalEnergies Capital SA
5.49%, 04/05/54(a)	1,575	1,506,916
5.28%, 09/10/54	950	881,689
5.64%, 04/05/64	925	889,846
5.43%, 09/10/64	1,250	1,161,707
TransCanada PipeLines Ltd.
5.85%, 03/15/36(a)	600	614,006
6.20%, 10/15/37	880	918,886
7.25%, 08/15/38	513	579,102
7.63%, 01/15/39	863	1,004,395
6.10%, 06/01/40	800	817,715
4.88%, 05/15/48	500	433,517
5.10%, 03/15/49	885	796,271
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	150	142,818
4.45%, 08/01/42	438	370,783
4.60%, 03/15/48	780	651,941
3.95%, 05/15/50	513	387,029
Valero Energy Corp.
6.63%, 06/15/37	1,750	1,888,827
4.90%, 03/15/45	413	359,556
3.65%, 12/01/51	675	452,120
4.00%, 06/01/52(a)	119	84,389
Western Midstream Operating LP
5.45%, 04/01/44	580	506,197

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.30%, 03/01/48	$575	$ 482,809
5.50%, 08/15/48	400	341,778
5.25%, 02/01/50	800	671,247
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,382,279
5.80%, 11/15/43	100	98,500
5.40%, 03/04/44	229	214,610
5.75%, 06/24/44	779	763,490
4.90%, 01/15/45	263	230,639
5.10%, 09/15/45	945	852,291
4.85%, 03/01/48	613	526,455
3.50%, 10/15/51	800	543,870
5.30%, 08/15/52	620	562,941
5.80%, 11/15/54(a)	900	874,984
6.00%, 03/15/55(a)	395	394,645
Woodside Finance Ltd., 5.70%, 09/12/54(a)	600	545,179
		188,140,263
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47(a)	300	261,473
International Paper Co.
5.00%, 09/15/35(a)	500	493,616
6.00%, 11/15/41	350	355,685
4.80%, 06/15/44	716	624,200
5.15%, 05/15/46	650	586,607
4.40%, 08/15/47(a)	563	455,379
4.35%, 08/15/48(a)	825	664,964
		3,441,924
Passenger Airlines — 0.1%
United Airlines 2024-1 Class AA Pass Through Trust, Series 2024-1, Class AA, 5.45%, 08/15/38	694	703,541
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 07/15/37	1,119	1,138,145
Series 2024-1, Class A, 5.88%, 08/15/38(a)	347	347,489
		2,189,175
Personal Care Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	452,890
3.70%, 08/01/47	720	555,520
Estee Lauder Cos., Inc.
6.00%, 05/15/37(a)	300	316,950
4.38%, 06/15/45	500	410,301
4.15%, 03/15/47	263	206,843
3.13%, 12/01/49	391	252,298
5.15%, 05/15/53(a)	330	316,363
Haleon U.S. Capital LLC, 4.00%, 03/24/52	650	495,609
Kenvue, Inc.
5.10%, 03/22/43(a)	630	601,312
5.05%, 03/22/53	1,100	1,007,557
5.20%, 03/22/63	600	547,241
Procter & Gamble Co.
5.55%, 03/05/37	350	373,242
3.55%, 03/25/40	163	137,761
3.50%, 10/25/47(a)	100	76,462
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.60%, 03/25/50	$529	$ 399,567
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51(a)	304	182,518
		6,332,434
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.30%, 05/14/36	1,130	1,059,657
4.05%, 11/21/39	3,587	3,127,201
4.63%, 10/01/42	275	247,938
4.40%, 11/06/42	3,110	2,721,589
5.35%, 03/15/44	575	560,798
4.85%, 06/15/44	1,036	950,494
4.75%, 03/15/45	752	675,071
4.70%, 05/14/45	2,198	1,961,062
4.45%, 05/14/46	1,461	1,249,808
4.88%, 11/14/48	1,754	1,578,503
4.25%, 11/21/49	5,581	4,551,392
5.40%, 03/15/54	3,190	3,074,003
5.60%, 03/15/55	730	725,120
5.50%, 03/15/64	1,390	1,336,183
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,179,810
4.00%, 09/18/42	800	675,382
4.38%, 11/16/45	462	401,549
4.38%, 08/17/48	595	510,581
2.13%, 08/06/50(a)	998	551,090
3.00%, 05/28/51	450	299,780
Becton Dickinson & Co.
4.69%, 12/15/44	844	733,172
4.67%, 06/06/47	1,138	976,191
3.79%, 05/20/50	897	662,667
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	1,951,002
2.35%, 11/13/40	425	288,690
3.55%, 03/15/42	1,440	1,133,157
3.25%, 08/01/42	500	373,792
5.50%, 02/22/44	240	235,943
4.50%, 03/01/44	250	215,904
4.63%, 05/15/44	350	308,337
5.00%, 08/15/45	775	712,613
4.35%, 11/15/47	1,360	1,128,009
4.55%, 02/20/48	1,142	971,476
4.25%, 10/26/49	3,976	3,187,837
2.55%, 11/13/50(a)	1,739	1,009,279
3.70%, 03/15/52	1,693	1,225,240
6.25%, 11/15/53	780	829,971
5.55%, 02/22/54	2,465	2,387,043
3.90%, 03/15/62	1,064	755,990
6.40%, 11/15/63	880	942,594
5.65%, 02/22/64	1,325	1,279,500
Cardinal Health, Inc.
4.60%, 03/15/43	300	256,954
4.50%, 11/15/44	500	417,918
4.90%, 09/15/45	370	325,660
4.37%, 06/15/47	513	415,648
5.75%, 11/15/54	900	877,961
Cencora, Inc.
4.25%, 03/01/45	363	294,391
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
4.30%, 12/15/47	$338	$ 271,062
CVS Health Corp.
4.78%, 03/25/38	4,573	4,187,911
6.13%, 09/15/39	200	203,080
4.13%, 04/01/40	610	506,966
2.70%, 08/21/40	300	206,867
5.30%, 12/05/43	700	635,009
6.00%, 06/01/44	875	861,163
5.13%, 07/20/45	3,106	2,728,470
5.05%, 03/25/48(a)	6,992	6,014,315
4.25%, 04/01/50	521	395,300
5.63%, 02/21/53	1,275	1,169,890
5.88%, 06/01/53(a)	1,340	1,271,861
6.05%, 06/01/54(a)	1,075	1,051,195
6.00%, 06/01/63(a)	815	778,718
Eli Lilly & Co.
5.55%, 03/15/37(a)	400	423,748
3.70%, 03/01/45	529	418,567
3.95%, 05/15/47	550	439,226
3.95%, 03/15/49(a)	900	716,127
2.25%, 05/15/50	1,775	1,003,030
4.88%, 02/27/53	610	552,285
5.00%, 02/09/54	1,660	1,532,597
5.05%, 08/14/54	1,250	1,164,724
5.50%, 02/12/55	1,315	1,310,440
4.15%, 03/15/59	625	490,080
2.50%, 09/15/60(a)	796	434,612
4.95%, 02/27/63	1,265	1,135,885
5.10%, 02/09/64	1,375	1,263,651
5.20%, 08/14/64	830	776,115
5.60%, 02/12/65	545	545,022
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,226	2,457,341
4.20%, 03/18/43	196	167,661
Johnson & Johnson
3.55%, 03/01/36	994	889,236
3.63%, 03/03/37	1,113	986,910
5.95%, 08/15/37(a)	825	903,189
3.40%, 01/15/38	1,025	874,572
5.85%, 07/15/38	700	756,419
2.10%, 09/01/40	476	326,070
4.50%, 09/01/40	391	369,886
4.85%, 05/15/41(a)	550	531,115
4.50%, 12/05/43	620	569,900
3.70%, 03/01/46	1,313	1,047,861
3.75%, 03/03/47	1,150	915,764
3.50%, 01/15/48	736	555,694
2.25%, 09/01/50	425	246,359
5.25%, 06/01/54(a)	1,020	1,005,246
2.45%, 09/01/60	693	381,147
Mead Johnson Nutrition Co.
5.90%, 11/01/39(a)	235	243,014
4.60%, 06/01/44	463	404,171
Merck & Co., Inc.
6.55%, 09/15/37	350	394,207
3.90%, 03/07/39	763	664,016
2.35%, 06/24/40	1,059	738,454
3.60%, 09/15/42	550	432,976
4.15%, 05/18/43	795	669,699
4.90%, 05/17/44(a)	800	740,022
3.70%, 02/10/45	1,551	1,207,857
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
4.00%, 03/07/49	$1,854	$ 1,464,433
2.45%, 06/24/50	979	565,475
2.75%, 12/10/51	1,921	1,166,943
5.00%, 05/17/53(a)	1,570	1,428,390
2.90%, 12/10/61	1,404	806,047
5.15%, 05/17/63	715	650,689
Merck Sharp & Dohme Corp., 5.75%, 11/15/36(a)	300	318,152
Mylan, Inc.
5.40%, 11/29/43	538	450,819
5.20%, 04/15/48	404	321,308
Novartis Capital Corp.
3.70%, 09/21/42	550	444,927
4.40%, 05/06/44	1,436	1,267,751
4.00%, 11/20/45	1,120	920,446
2.75%, 08/14/50	1,385	873,888
4.70%, 09/18/54	520	460,903
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,750	2,599,468
5.30%, 05/19/53	6,655	6,218,745
5.34%, 05/19/63	3,725	3,406,666
Pfizer, Inc.
4.00%, 12/15/36	863	784,330
4.10%, 09/15/38(a)	829	736,508
3.90%, 03/15/39	813	702,273
7.20%, 03/15/39	2,166	2,548,342
2.55%, 05/28/40	1,159	824,604
5.60%, 09/15/40	400	404,803
4.30%, 06/15/43	1,463	1,250,781
4.40%, 05/15/44	813	704,493
4.13%, 12/15/46	1,243	1,008,027
4.20%, 09/15/48	713	579,335
4.00%, 03/15/49	879	684,307
2.70%, 05/28/50	1,160	709,653
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,491	1,105,613
5.65%, 07/05/44(a)	650	644,772
3.18%, 07/09/50	2,108	1,373,187
5.65%, 07/05/54(a)	400	387,700
3.38%, 07/09/60(a)	1,278	804,714
5.80%, 07/05/64	400	386,963
Takeda U.S. Financing, Inc., 5.90%, 07/07/55	1,400	1,396,318
Utah Acquisition Sub, Inc., 5.25%, 06/15/46(a)	588	474,997
Viatris, Inc.
3.85%, 06/22/40	1,429	1,048,350
4.00%, 06/22/50	1,768	1,163,500
Wyeth LLC
6.00%, 02/15/36	100	106,968
5.95%, 04/01/37	1,563	1,659,334
Zoetis, Inc.
4.70%, 02/01/43	829	752,290
3.95%, 09/12/47	363	286,353
4.45%, 08/20/48	313	263,126
3.00%, 05/15/50	279	180,834
		150,638,177
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	250	164,037
4.30%, 04/15/52	150	116,105
AvalonBay Communities, Inc.
3.90%, 10/15/46	263	204,666
4.15%, 07/01/47	300	240,750

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
AvalonBay Communities, Inc. (continued)
4.35%, 04/15/48	$250	$ 208,653
Camden Property Trust, 3.35%, 11/01/49	400	279,766
ERP Operating LP
4.50%, 07/01/44	447	386,229
4.50%, 06/01/45(a)	413	355,609
4.00%, 08/01/47	200	155,749
Essex Portfolio LP
4.50%, 03/15/48	350	293,140
2.65%, 09/01/50	329	192,856
Mid-America Apartments LP, 2.88%, 09/15/51	259	163,040
NNN REIT, Inc.
4.80%, 10/15/48	200	170,442
3.10%, 04/15/50	429	271,595
3.50%, 04/15/51	350	238,737
3.00%, 04/15/52	528	322,869
Realty Income Corp.
4.65%, 03/15/47	800	694,065
5.38%, 09/01/54	455	433,051
		4,891,359
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	674,575
4.75%, 03/15/42	526	473,165
4.25%, 10/01/44	163	135,186
4.25%, 11/30/46	488	397,238
3.25%, 09/13/49(a)	941	633,958
3.80%, 07/15/50	1,129	838,492
5.85%, 03/08/53	600	600,526
6.65%, 01/15/54	115	126,823
		3,879,963
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	655	547,907
Analog Devices, Inc.
2.80%, 10/01/41	351	254,134
5.30%, 12/15/45(a)	350	338,047
2.95%, 10/01/51(a)	1,275	821,173
5.30%, 04/01/54(a)	350	336,053
Applied Materials, Inc.
5.10%, 10/01/35(a)	700	716,444
5.85%, 06/15/41	375	394,046
4.35%, 04/01/47	895	763,880
2.75%, 06/01/50(a)	838	524,080
Broadcom, Inc.(d)
3.14%, 11/15/35	3,168	2,661,357
3.19%, 11/15/36	3,025	2,496,733
4.93%, 05/15/37	2,250	2,172,480
3.50%, 02/15/41	2,766	2,187,119
3.75%, 02/15/51(a)	1,935	1,449,885
Intel Corp.
4.60%, 03/25/40	725	621,526
2.80%, 08/12/41	657	432,112
4.80%, 10/01/41	740	632,623
4.25%, 12/15/42	500	393,479
5.63%, 02/10/43	980	912,564
4.90%, 07/29/45	750	623,410
4.10%, 05/19/46	323	236,107
4.10%, 05/11/47	1,113	808,241
3.73%, 12/08/47	2,009	1,372,214
3.25%, 11/15/49	1,775	1,083,937
4.75%, 03/25/50	2,356	1,865,236
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
3.05%, 08/12/51(a)	$1,250	$ 721,915
4.90%, 08/05/52	1,275	1,021,324
5.70%, 02/10/53	1,585	1,427,460
5.60%, 02/21/54	1,235	1,096,141
3.10%, 02/15/60	813	435,869
4.95%, 03/25/60	979	766,062
3.20%, 08/12/61	775	422,234
5.05%, 08/05/62	200	156,863
5.90%, 02/10/63	1,150	1,043,468
KLA Corp.
5.00%, 03/15/49	350	322,460
3.30%, 03/01/50	761	525,988
4.95%, 07/15/52	1,345	1,219,951
5.25%, 07/15/62	820	766,663
Lam Research Corp.
4.88%, 03/15/49(a)	729	660,519
2.88%, 06/15/50	829	531,312
3.13%, 06/15/60	475	293,920
Micron Technology, Inc.
6.05%, 11/01/35	675	703,043
3.37%, 11/01/41	563	416,233
3.48%, 11/01/51(a)	513	349,059
NVIDIA Corp.
3.50%, 04/01/40(a)	1,188	997,192
3.50%, 04/01/50	2,093	1,566,964
3.70%, 04/01/60	193	142,153
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	670,306
3.13%, 02/15/42	813	581,901
3.25%, 11/30/51	175	112,587
QUALCOMM, Inc.
4.80%, 05/20/45(a)	1,170	1,062,195
4.30%, 05/20/47	1,293	1,074,415
3.25%, 05/20/50	910	623,641
4.50%, 05/20/52	1,417	1,191,472
6.00%, 05/20/53	1,170	1,227,691
Texas Instruments, Inc.
3.88%, 03/15/39	829	723,102
4.15%, 05/15/48	1,504	1,226,955
2.70%, 09/15/51	450	272,139
4.10%, 08/16/52	345	271,549
5.00%, 03/14/53	795	728,773
5.15%, 02/08/54	575	539,826
5.05%, 05/18/63	1,050	950,572
TSMC Arizona Corp.(a)
3.13%, 10/25/41	916	716,627
3.25%, 10/25/51	750	547,205
4.50%, 04/22/52	880	800,576
		53,553,112
Software — 2.8%
AppLovin Corp., 5.95%, 12/01/54	115	111,855
Electronic Arts, Inc., 2.95%, 02/15/51(a)	346	217,219
Intuit, Inc., 5.50%, 09/15/53	985	973,471
Microsoft Corp.
4.20%, 11/03/35(a)	675	664,625
3.45%, 08/08/36	1,592	1,420,143
4.10%, 02/06/37	850	809,977
5.30%, 02/08/41	750	772,643
3.50%, 11/15/42	200	160,813
3.75%, 02/12/45	100	82,776
4.45%, 11/03/45	1,000	905,277
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
3.70%, 08/08/46	$1,229	$ 985,243
4.25%, 02/06/47	1,150	1,012,016
4.50%, 06/15/47	350	314,818
2.53%, 06/01/50	6,111	3,764,086
2.50%, 09/15/50	1,460	886,237
2.92%, 03/17/52	5,402	3,566,695
4.00%, 02/12/55(a)	450	361,242
3.95%, 08/08/56	400	314,158
4.50%, 02/06/57	1,309	1,163,199
2.68%, 06/01/60	3,208	1,866,777
3.04%, 03/17/62	1,940	1,227,178
Oracle Corp.
5.50%, 08/03/35	2,900	2,939,943
3.85%, 07/15/36	1,370	1,194,131
3.80%, 11/15/37	670	568,126
6.50%, 04/15/38(a)	1,200	1,291,779
6.13%, 07/08/39	1,413	1,474,261
3.60%, 04/01/40	2,609	2,056,938
5.38%, 07/15/40	2,329	2,239,636
3.65%, 03/25/41	2,560	2,003,766
4.50%, 07/08/44	913	760,929
4.13%, 05/15/45(a)	1,041	818,963
4.00%, 07/15/46	3,191	2,434,146
4.00%, 11/15/47	1,918	1,453,692
3.60%, 04/01/50	4,569	3,140,151
3.95%, 03/25/51	3,484	2,528,805
6.90%, 11/09/52	1,250	1,367,991
5.55%, 02/06/53	2,375	2,194,672
5.38%, 09/27/54	1,555	1,400,273
4.38%, 05/15/55	911	699,235
6.00%, 08/03/55	900	882,128
3.85%, 04/01/60	3,791	2,554,465
4.10%, 03/25/61	1,900	1,339,947
5.50%, 09/27/64	1,275	1,138,441
6.13%, 08/03/65	750	735,728
Salesforce, Inc.
2.70%, 07/15/41	1,179	842,097
2.90%, 07/15/51(a)	1,873	1,190,435
3.05%, 07/15/61(a)	1,270	773,632
Synopsys, Inc., 5.70%, 04/01/55	1,450	1,430,305
		63,035,063
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53(a)	675	644,095
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	680	485,102
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,250,943
2.38%, 02/08/41	600	418,562
3.85%, 05/04/43	3,325	2,765,703
4.45%, 05/06/44	963	876,422
3.45%, 02/09/45	1,269	976,100
4.38%, 05/13/45	1,013	889,883
4.65%, 02/23/46	4,092	3,715,002
3.85%, 08/04/46	1,520	1,222,023
4.25%, 02/09/47	1,163	990,807
3.75%, 09/12/47	1,000	782,778
3.75%, 11/13/47	1,186	931,064
2.95%, 09/11/49	1,586	1,056,449
2.65%, 05/11/50	1,944	1,206,823
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.40%, 08/20/50	$1,473	$ 864,658
2.65%, 02/08/51	2,186	1,347,278
2.70%, 08/05/51	2,065	1,282,934
3.95%, 08/08/52(a)	1,850	1,467,096
4.85%, 05/10/53(a)	1,080	1,021,441
2.55%, 08/20/60	829	472,820
2.80%, 02/08/61	2,773	1,630,486
2.85%, 08/05/61	1,105	654,826
4.10%, 08/08/62	1,150	905,131
Dell International LLC/EMC Corp.
8.10%, 07/15/36(a)	951	1,143,503
3.38%, 12/15/41	1,129	843,731
8.35%, 07/15/46	260	330,662
3.45%, 12/15/51(a)	1,253	853,867
Dell, Inc., 6.50%, 04/15/38	229	244,346
Hewlett Packard Enterprise Co.
6.20%, 10/15/35(a)	713	752,001
6.35%, 10/15/45	1,520	1,557,541
5.60%, 10/15/54	1,125	1,035,706
HP, Inc., 6.00%, 09/15/41(a)	838	844,026
		34,334,612
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	909,523
3.63%, 05/01/43	100	78,886
3.88%, 11/01/45	738	585,113
3.38%, 11/01/46	718	518,580
3.38%, 03/27/50	1,050	740,040
		2,832,142
Tobacco — 1.3%
Altria Group, Inc.
5.80%, 02/14/39	1,643	1,662,129
3.40%, 02/04/41	1,929	1,430,136
4.25%, 08/09/42	950	769,709
4.50%, 05/02/43	829	689,008
5.38%, 01/31/44(a)	1,544	1,461,975
3.88%, 09/16/46	1,636	1,202,924
5.95%, 02/14/49(a)	1,843	1,821,400
4.45%, 05/06/50	241	187,943
3.70%, 02/04/51	895	616,348
4.00%, 02/04/61	1,229	859,451
BAT Capital Corp.
5.63%, 08/15/35	550	558,720
4.39%, 08/15/37	2,766	2,470,701
3.73%, 09/25/40	500	394,280
7.08%, 08/02/43	550	605,281
4.54%, 08/15/47	2,345	1,899,841
4.76%, 09/06/49	1,070	882,532
5.28%, 04/02/50	463	409,070
3.98%, 09/25/50(a)	400	286,688
5.65%, 03/16/52	104	96,531
7.08%, 08/02/53	1,000	1,114,120
6.25%, 08/15/55	400	403,773
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,870,669
4.38%, 11/15/41	795	686,860
4.50%, 03/20/42	460	401,661
3.88%, 08/21/42	713	572,764
4.13%, 03/04/43	571	474,988
4.88%, 11/15/43	588	532,169

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	$1,050	$ 880,221
Reynolds American, Inc.
5.70%, 08/15/35	868	884,627
7.25%, 06/15/37	400	447,667
6.15%, 09/15/43	297	298,807
5.85%, 08/15/45	2,350	2,280,476
		29,153,469
Transportation Infrastructure — 0.6%
FedEx Corp.
3.25%, 05/15/41(a)	733	518,361
3.88%, 08/01/42	500	373,172
4.10%, 04/15/43	500	386,690
5.10%, 01/15/44	750	656,258
4.10%, 02/01/45	625	473,440
4.40%, 01/15/47	763	580,239
4.95%, 10/17/48(a)	979	807,249
5.25%, 05/15/50(a)	1,004	877,717
United Parcel Service, Inc.
6.20%, 01/15/38	1,426	1,541,088
5.20%, 04/01/40	429	419,012
4.88%, 11/15/40	400	373,282
3.63%, 10/01/42	463	360,102
3.40%, 11/15/46	467	335,364
3.75%, 11/15/47	605	454,561
4.25%, 03/15/49	879	708,643
3.40%, 09/01/49	600	415,855
5.30%, 04/01/50(a)	679	634,177
5.05%, 03/03/53(a)	700	629,494
5.50%, 05/22/54	1,125	1,078,967
5.95%, 05/14/55	1,100	1,118,311
5.60%, 05/22/64	525	499,497
6.05%, 05/14/65	900	915,865
		14,157,344
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	890,573
4.30%, 12/01/42	325	276,533
4.30%, 09/01/45(a)	213	179,007
4.00%, 12/01/46	280	220,638
3.75%, 09/01/47	713	539,556
4.20%, 09/01/48	375	301,551
4.15%, 06/01/49(a)	513	405,449
3.45%, 05/01/50	550	388,388
3.25%, 06/01/51	745	500,825
5.45%, 03/01/54(a)	450	434,248
Essential Utilities, Inc.
4.28%, 05/01/49	600	467,943
3.35%, 04/15/50	604	395,132
5.30%, 05/01/52	179	161,529
		5,161,372
Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V.
6.13%, 11/15/37	425	444,436
6.13%, 03/30/40	1,675	1,739,989
4.38%, 07/16/42	671	563,966
4.38%, 04/22/49(a)	1,078	875,909
Orange SA
5.38%, 01/13/42	862	834,604
5.50%, 02/06/44	700	687,796
Rogers Communications, Inc.
7.50%, 08/15/38	275	316,283
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (continued)
4.50%, 03/15/42	$826	$ 706,947
4.50%, 03/15/43	500	422,367
5.45%, 10/01/43	625	588,546
5.00%, 03/15/44	1,088	974,853
4.30%, 02/15/48	986	801,076
3.70%, 11/15/49	589	432,442
4.55%, 03/15/52	1,923	1,559,882
T-Mobile USA, Inc.
4.38%, 04/15/40	2,211	1,950,880
3.00%, 02/15/41	2,359	1,723,255
4.50%, 04/15/50	2,550	2,095,091
3.30%, 02/15/51(a)	3,500	2,319,631
3.40%, 10/15/52	2,259	1,505,887
5.65%, 01/15/53	1,850	1,783,431
5.75%, 01/15/54(a)	1,150	1,123,561
6.00%, 06/15/54	830	839,111
5.50%, 01/15/55(a)	590	556,998
5.25%, 06/15/55	800	724,995
5.88%, 11/15/55	1,075	1,072,663
3.60%, 11/15/60	1,906	1,254,565
5.80%, 09/15/62	850	827,787
Vodafone Group PLC
6.15%, 02/27/37	449	479,474
5.00%, 05/30/38	550	526,927
4.38%, 02/19/43	475	405,359
5.25%, 05/30/48	1,350	1,231,475
4.88%, 06/19/49	1,693	1,468,835
4.25%, 09/17/50	717	562,114
5.63%, 02/10/53(a)	875	826,273
5.75%, 06/28/54	1,800	1,718,540
5.75%, 02/10/63	325	305,269
5.88%, 06/28/64	925	891,245
		37,142,462
Total Corporate Bonds — 88.4% (Cost: $2,215,388,344)		2,014,566,965
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bond
4.95%, 01/05/36	1,500	1,469,322
5.65%, 01/13/37	1,600	1,652,494
3.63%, 10/30/42(a)	450	361,837
3.86%, 06/21/47(a)	775	595,756
3.50%, 01/25/50	1,953	1,377,507
Chile Government International Bonds
3.10%, 05/07/41	2,850	2,105,792
4.34%, 03/07/42	2,125	1,832,268
4.00%, 01/31/52	960	732,143
5.33%, 01/05/54	1,070	1,004,910
3.10%, 01/22/61	1,832	1,100,364
3.25%, 09/21/71	608	366,594
		12,598,987
Hungary — 0.1%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	1,416	1,614,088
Indonesia — 0.5%
Indonesia Government International Bond
5.45%, 09/20/52	525	509,458
5.65%, 01/11/53	830	825,614
5.15%, 09/10/54(a)	200	188,032
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
4.45%, 04/15/70	$1,200	$ 957,875
Indonesia Government International Bonds
4.35%, 01/11/48(a)	1,516	1,284,032
5.35%, 02/11/49	900	875,850
3.70%, 10/30/49	1,200	899,995
3.50%, 02/14/50	678	489,269
4.20%, 10/15/50	1,728	1,402,663
3.05%, 03/12/51	2,139	1,417,577
4.30%, 03/31/52	200	163,281
5.10%, 02/10/54(a)	950	884,782
3.20%, 09/23/61	500	315,321
3.35%, 03/12/71	200	127,646
		10,341,395
Israel — 0.3%
Israel Government International Bond
Series 100Y, 4.50%, 12/31/99(a)	1,250	895,726
Series 30Y, 3.88%, 07/03/50	2,178	1,540,044
Israel Government International Bonds
Series 30Y, 4.50%, 01/30/43	1,535	1,281,056
Series 30Y, 4.13%, 01/17/48	1,178	891,405
Series 30Y, 5.75%, 03/12/54	1,950	1,811,093
State of Israel, Series 30Y, 3.38%, 01/15/50	1,578	1,029,952
		7,449,276
Italy — 0.1%
Republic of Italy Government International Bonds
Series 10Y, 4.00%, 10/17/49	2,258	1,621,379
Series 30Y, 3.88%, 05/06/51	1,978	1,362,685
		2,984,064
Mexico — 1.6%
Mexico Government International Bonds
6.00%, 05/07/36	4,400	4,323,484
6.88%, 05/13/37	3,070	3,177,801
6.63%, 01/29/38	925	930,606
6.05%, 01/11/40(a)	2,656	2,529,924
4.28%, 08/14/41	2,832	2,172,545
4.75%, 03/08/44	3,172	2,499,149
5.55%, 01/21/45	2,965	2,651,044
4.60%, 01/23/46	1,982	1,494,014
4.35%, 01/15/47(a)	1,297	933,375
4.60%, 02/10/48(a)	1,922	1,425,256
4.50%, 01/31/50(a)	2,329	1,688,372
5.00%, 04/27/51	2,010	1,552,563
4.40%, 02/12/52	2,475	1,730,459
6.34%, 05/04/53	2,564	2,344,862
6.40%, 05/07/54	2,500	2,293,747
7.38%, 05/13/55	2,015	2,075,818
3.77%, 05/24/61	2,710	1,585,846
5.75%, 12/31/99	2,472	1,952,285
		37,361,150
Panama — 0.5%
Panama Government International Bond
6.88%, 01/31/36	820	822,439
8.00%, 03/01/38	1,100	1,190,803
4.50%, 05/15/47(a)	1,150	805,168
7.88%, 03/01/57	650	677,863
Panama Government International Bonds
6.70%, 01/26/36	1,413	1,416,841
4.50%, 04/16/50	1,468	1,003,323
Security	Par (000)	Value
Panama (continued)
Panama Government International Bonds (continued)
4.30%, 04/29/53	$1,778	$ 1,165,351
6.85%, 03/28/54(a)	650	604,522
4.50%, 04/01/56(a)	2,208	1,458,013
3.87%, 07/23/60	2,003	1,164,060
4.50%, 01/19/63	1,500	984,290
		11,292,673
Peru — 0.5%
Peruvian Government International Bonds
5.50%, 03/30/36	1,275	1,269,188
6.55%, 03/14/37	688	745,331
3.30%, 03/11/41	1,409	1,050,691
5.63%, 11/18/50	2,035	1,923,544
3.55%, 03/10/51	1,800	1,217,627
5.88%, 08/08/54	1,475	1,416,871
6.20%, 06/30/55	1,475	1,478,984
2.78%, 12/01/60	1,736	919,860
3.60%, 01/15/72	1,025	623,488
		10,645,584
Philippines — 0.6%
Philippines Government International Bond
2.95%, 05/05/45	1,478	1,017,853
4.20%, 03/29/47	900	741,495
5.50%, 01/17/48	1,200	1,182,810
5.60%, 05/14/49	950	937,291
5.18%, 09/05/49	1,000	932,108
Philippines Government International Bonds
5.00%, 01/13/37(a)	1,328	1,320,864
3.95%, 01/20/40	1,450	1,254,758
3.70%, 03/01/41	1,926	1,580,300
3.70%, 02/02/42	1,903	1,532,720
2.65%, 12/10/45	1,710	1,112,482
3.20%, 07/06/46	1,810	1,280,613
5.95%, 10/13/47	200	207,869
5.90%, 02/04/50	800	821,325
		13,922,488
Poland — 0.2%
Republic of Poland Government International Bonds
5.50%, 04/04/53	2,100	1,960,729
5.50%, 03/18/54	3,300	3,079,673
		5,040,402
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	403	284,998
Korea International Bonds(a)
4.13%, 06/10/44	1,000	867,429
3.88%, 09/20/48	345	281,708
		1,434,135
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	600	622,510
Inter-American Development Bank
3.20%, 08/07/42(a)	370	295,324
4.38%, 01/24/44	325	299,939
		1,217,773
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	985	885,355
Uruguay Government International Bond, 4.13%, 11/20/45	850	719,909
Uruguay Government International Bonds
7.63%, 03/21/36	1,150	1,364,839

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bonds (continued)
5.44%, 02/14/37	$1,010	$ 1,029,964
5.10%, 06/18/50	3,281	3,004,523
4.98%, 04/20/55	2,724	2,391,547
		9,396,137
Total Foreign Agency Obligations — 5.5% (Cost: $139,064,356)		125,298,152
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	910	867,579
California — 1.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,262,879
Series S-1, 7.04%, 04/01/50	175	198,313
Series S-3, 6.91%, 10/01/50	540	606,636
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(a)	845	544,742
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	500	460,119
Sustainability Bonds, 4.35%, 06/01/41	500	446,426
California State University, RB
Series B, 5.18%, 11/01/53	495	458,748
Series E, 2.90%, 11/01/51	375	256,637
California State University, Refunding RB
Series B, 3.90%, 11/01/47	200	162,309
Series B, 2.98%, 11/01/51	835	547,870
Series B, 2.72%, 11/01/52	270	166,942
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, 4.24%, 05/15/48(a)	540	454,790
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	588,331
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,025	1,074,666
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	595	479,589
Series A, 3.92%, 01/15/53	110	82,464
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	920	684,347
Class B, (SAP), 3.00%, 06/01/46	70	62,033
Series A-1, 3.71%, 06/01/41	910	690,354
Series A-1, 4.21%, 06/01/50	210	152,710
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	815	899,664
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	28,465
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	1,300	1,357,655
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	181,821
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued)
Series N, 3.71%, 05/15/2120	$1,400	$ 865,919
Series Q, 4.56%, 05/15/53	1,135	934,211
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	58,347
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	519,958
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	190,958
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,025	1,051,483
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, 3.49%, 01/15/50	225	162,842
State of California, GO, BAB
7.55%, 04/01/39	3,115	3,704,808
7.30%, 10/01/39	2,390	2,741,443
7.35%, 11/01/39	1,020	1,173,753
7.63%, 03/01/40	1,230	1,462,192
7.60%, 11/01/40(a)	1,525	1,832,423
State of California, Refunding GO
4.60%, 04/01/28(e)	200	202,377
5.88%, 10/01/41	400	410,580
5.20%, 03/01/43	265	254,294
University of California, RB
Series AD, 4.86%, 05/15/2112	225	185,846
Series AQ, 4.77%, 05/15/2115	333	270,122
		27,870,066
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	25,245
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	530	444,972
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	29,276
		474,248
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	486,200
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	67,264
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	598,168
		1,151,632
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	510	417,097
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	989	1,059,247
6.66%, 04/01/57	802	858,332
7.06%, 04/01/57	148	162,376
		2,497,052
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	$225	$ 150,968
Illinois — 0.2%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	250	214,317
Series C, Senior Lien, 4.57%, 01/01/54	100	85,482
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	974,160
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	394	433,234
Series B, 6.90%, 12/01/40	1,070	1,176,023
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	354,078
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	687,204
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	133,083
Series B, 3.59%, 01/01/43	320	268,738
Series B, 3.82%, 01/01/48	65	51,407
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	815,936
		5,193,662
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	555	390,970
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	61,088
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Series A-3, 5.20%, 12/01/39	495	497,793
Series A-4, 4.48%, 08/01/39	1,460	1,387,970
		1,885,763
Maryland — 0.1%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56(a)	780	735,896
Sustainability Bonds, 5.94%, 05/31/57	180	179,301
		915,197
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	25	16,603
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	570	573,608
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	685,963
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	46,420
		1,322,594
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,055	865,785
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	247,879
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	882,125
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	39,364
Series A, 4.45%, 04/01/2122	1,547	1,201,103
Security	Par (000)	Value
Michigan (continued)
University of Michigan, RB (continued)
Series B, 2.44%, 04/01/40	$625	$ 455,094
Series B, 2.56%, 04/01/50	663	405,846
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	600	499,826
		4,597,022
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	318	254,794
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	534,912
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	355	248,950
		783,862
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	86,372
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	392,678
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,121,106
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	820	935,542
Series F, 7.41%, 01/01/40	1,505	1,781,474
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	563	371,188
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	271,845
		4,481,155
New York — 0.7%
City of New York, GO
Series C-2, 4.61%, 09/01/37(a)	400	384,936
Series D-2, 5.26%, 10/01/44	250	242,007
Series H, 5.94%, 02/01/55(a)	75	78,593
Sustainability Bonds, 5.26%, 10/01/52	780	742,602
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	100	102,073
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	1,400	1,282,401
City of New York, GO, BAB
5.52%, 10/01/37	400	403,749
Series F-1, 6.27%, 12/01/37	415	443,653
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	880	904,689
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	410,474
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	855	912,037
6.81%, 11/15/40	205	218,929
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41	1,125	1,136,538
5.95%, 06/15/42	55	56,449
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	25,202
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	214,860

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, BAB (continued)
6.01%, 06/15/42	$490	$ 506,623
5.44%, 06/15/43	125	121,594
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	610	616,467
Series F, 5.63%, 03/15/39(a)	350	356,301
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	275	245,402
Series 20, 4.23%, 10/15/57	1,070	865,995
Series 215, 3.29%, 08/01/69(a)	125	78,387
Series 225, 3.18%, 07/15/60	370	232,524
Series 229, 3.14%, 02/15/51	1,600	1,146,322
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,067,843
Series 168, 4.93%, 10/01/51	1,030	945,385
Series 181, 4.96%, 08/01/46	110	102,466
Series 182, 5.31%, 08/01/46	25	23,961
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	1,565	1,298,338
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	200	207,922
		15,374,722
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	60	40,060
Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	622,370
Series B, 8.08%, 02/15/50	400	502,701
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38	400	323,474
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,700,142
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	110,487
		3,259,174
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	270,339
Series A-2, 4.62%, 06/01/44	580	547,440
Series A-2, 4.85%, 02/01/45	500	481,429
Series A-3, 5.09%, 02/01/52	265	247,458
Series A-3, 4.71%, 05/01/52	115	103,345
		1,650,011
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	73,992
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	464,278
		538,270
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	230,337
Series A, 2.99%, 06/01/42	1,040	769,824
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	465	457,542
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	297,961
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University, Refunding RB (continued)
Series D, 2.84%, 09/01/50	$95	$ 60,761
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	597,912
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	70,363
		2,484,700
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	27,337
Texas — 0.6%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	1,505	1,420,970
City of Houston Texas, GOL, 3.96%, 03/01/47	105	86,411
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	167,986
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	1,155	1,168,254
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	406,129
Series B, 6.00%, 12/01/44	450	459,115
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	300,345
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	250	277,979
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51(a)	550	442,785
Series A, 4.51%, 11/01/51	190	161,381
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38(a)	125	105,393
Series A, 3.14%, 11/01/45	190	141,289
Series C, 3.09%, 11/01/40	1,065	841,905
Series C, 2.92%, 11/01/50	720	497,775
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,490	1,003,173
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,268,453
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	639,155
State of Texas, GO, BAB
5.52%, 04/01/39	945	964,045
Series A, 4.68%, 04/01/40	1,000	952,727
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41	1,450	1,457,129
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	875	682,041
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	541,985
		13,986,425
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	281,010
Series A, 3.23%, 09/01/2119	55	30,992
Series U, 2.58%, 11/01/51	215	128,356
		440,358
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	$490	$ 454,545
Total Municipal Bonds — 4.0% (Cost: $104,594,202)		91,657,549
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	1,050	1,092,652
Total Preferred Securities — 0.0% (Cost: $1,091,997)		1,092,652
Total Long-Term Investments — 97.9% (Cost: $2,460,138,899)		2,232,615,318
Short-Term Securities
Foreign Agency Obligations — 0.0%
Peruvian Government International Bonds, 3.23%	1,088	574,638

	Shares
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	196,711,234	196,789,918
Total Short-Term Securities — 8.7% (Cost: $197,586,946)		197,364,556
Total Investments — 106.6% (Cost: $2,657,725,845)		2,429,979,874
Liabilities in Excess of Other Assets — (6.6)%		(150,373,397)
Net Assets — 100.0%		$ 2,279,606,477

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 240,404,557	$ —	$ (43,550,105)(a)	$ 1,931	$ (66,465)	$ 196,789,918	196,711,234	$ 1,776,540 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,014,566,965	$ —	$ 2,014,566,965
Foreign Agency Obligations	—	125,298,152	—	125,298,152
Municipal Bonds	—	91,657,549	—	91,657,549
Preferred Securities
Capital Trust	—	1,092,652	—	1,092,652
Short-Term Securities
Foreign Agency Obligations	—	574,638	—	574,638
Money Market Funds	196,789,918	—	—	196,789,918
	$196,789,918	$2,233,189,956	$—	$2,429,979,874

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate
Schedule of Investments